                                MERCURY HW FUNDS

                        MERCURY HW LARGE CAP VALUE FUND
                         MERCURY HW MID-CAP VALUE FUND
                        MERCURY HW SMALL CAP VALUE FUND
                 MERCURY HW EQUITY FUND FOR INSURANCE COMPANIES
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                           -------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           -------------------------

                         TO BE HELD ON DECEMBER 7, 2001

    NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "Meeting") of the above-listed series of Mercury HW Funds ("Mercury Fund") will be held at the offices of Hotchkis and Wiley Funds, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, on December 7, 2001 at 10:00 a.m., Pacific time, for the following purposes:

    (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan") providing for the acquisition by the following four series of Hotchkis and Wiley Funds ("HW Fund") of substantially all the assets, and the assumption by these series of HW Fund of substantially all the liabilities, of the following series of Mercury Fund, in return solely for an equal aggregate value of newly-issued shares of the HW Fund series:

            "ACQUIRING FUND"                            "ACQUIRED FUND"
            ----------------                            ---------------
Hotchkis and Wiley Large Cap Value Fund     Mercury HW Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund       Mercury HW Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund     Mercury HW Small Cap Value Fund
Hotchkis and Wiley Equity Fund for          Mercury HW Equity Fund for
  Insurance Companies                         Insurance Companies

      The Agreement and Plan also calls for the distribution of the shares of each Acquiring Fund to the shareholders of their corresponding Acquired Fund in termination of the Acquired Funds. A vote for the approval of the Agreement and Plan will constitute a vote in favor of the termination of your Acquired Fund, which will subsequently cease to exist under the laws of the Commonwealth of Massachusetts;

    (2) To approve or disapprove a new Investment Advisory Agreement for each of the Acquired Funds with Hotchkis and Wiley Capital Management, LLC; and

    (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

    The Board of Trustees of Mercury Fund has fixed the close of business on October 17, 2001 as the record date for the determination of shareholders of each Fund entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

    A complete list of the shareholders of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholder of an Acquired Fund for any purpose germane to the Meeting during ordinary business hours from and after November 7, 2001 at the offices of Mercury Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

    You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the envelope provided for that purpose. If you have been provided with the opportunity on your proxy card or voting instruction form to provide voting instructions via telephone or the Internet, please take advantage of these prompt and efficient voting options. The enclosed proxy is being solicited on behalf of the Board of Trustees of Mercury Fund.

    If you have any questions regarding the enclosed proxy material or need assistance in voting your shares, please contact our proxy solicitor, Georgeson Shareholder Communications Inc., at 1-888-899-1694.

                                      By Order of the Board of Trustees,

                                      Phillip S. Gillespie
                                      Secretary
                                      Mercury HW Funds

Plainsboro, New Jersey
Dated: October 26, 2001

                               PROXY STATEMENT OF

                                MERCURY HW FUNDS
                        MERCURY HW LARGE CAP VALUE FUND
                         MERCURY HW MID-CAP VALUE FUND
                        MERCURY HW SMALL CAP VALUE FUND
                 MERCURY HW EQUITY FUND FOR INSURANCE COMPANIES
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                                 (800) 236-4479

                           -------------------------

                  FOR USE AT A SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 7, 2001

                           -------------------------

                                 PROSPECTUS OF

                            HOTCHKIS AND WILEY FUNDS
                     725 SOUTH FIGUEROA STREET, 39TH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  866-HW-FUNDS
                                  866-493-8637

                           -------------------------

     This Proxy Statement and Prospectus is furnished to you as a shareholder of one or more of the above series of Mercury HW Funds, a Massachusetts business trust and a registered open-end management investment company ("Mercury Fund"). A Shareholders' Meeting is being called for December 7, 2001 to vote on two proposals:

     PROPOSAL 1: To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan") providing for the acquisition by the following four series of Hotchkis and Wiley Funds ("HW Fund") of substantially all the assets, and the assumption by these series of HW Fund of substantially all the liabilities, of the following series of Mercury Fund, in return solely for an equal aggregate value of newly-issued shares of the HW Fund series:

                   "ACQUIRING FUND"                                    "ACQUIRED FUND"
                   ----------------                                    ---------------
Hotchkis and Wiley Large Cap Value Fund                 Mercury HW Large Cap Value Fund
Hotchkis and Wiley Mid-Cap Value Fund                   Mercury HW Mid-Cap Value Fund
Hotchkis and Wiley Small Cap Value Fund                 Mercury HW Small Cap Value Fund
Hotchkis and Wiley Equity Fund for Insurance Companies  Mercury HW Equity Fund for Insurance Companies

     The Agreement and Plan also calls for the distribution of the shares of each Acquiring Fund to the shareholders of their corresponding Acquired Fund in termination of the Acquired Funds. This two-step transaction will be referred to in this Proxy Statement as the "Reorganization." After the Reorganization, the Acquired Funds will cease to exist.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        (continued on next page)

      THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS OCTOBER 26, 2001

    PROPOSAL 2: To approve or disapprove new Investment Advisory Agreements for each of the Acquired Funds with Hotchkis and Wiley Capital Management, LLC.

    This Proxy Statement and Prospectus sets forth concisely the information about the Acquiring Funds that shareholders of the Acquired Funds should know as they consider the Reorganization and the new Investment Advisory Agreements. It should be retained for future reference. The HW Fund is a newly-organized Fund created for the purpose of acquiring the assets of the Acquired Funds. Shares of the Acquiring Funds will not be offered to the general public until after the Reorganization. Mercury Fund authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

    With this Proxy Statement you also will be receiving the following document:

    - Prospectus of the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund, or the Prospectus of the Hotchkis and Wiley Equity Fund for Insurance Companies, each dated October 23, 2001. Each Prospectus is incorporated by reference into this Proxy Statement and Prospectus, which means that it is legally considered to be part of this Proxy Statement and Prospectus.

    Certain other documents containing information about the Acquiring Funds and the Acquired Funds have been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing either Mercury Fund or HW Fund at the applicable address above, or by calling 1-800-236-4479 or 1-866-493-8637, respectively. These documents are:

    - Statement of Additional Information of HW Fund dated October 23, 2001;

    - Prospectuses of each Acquired Fund, each dated October 26, 2001. These documents also are incorporated by reference into this Proxy Statement and Prospectus;

    - Statements of Additional Information of each Acquired Fund, each dated October 26, 2001;

    - Statement of Additional Information of the Acquiring Funds and the Acquired Funds, relating to this Proxy Statement and Prospectus, dated October 26, 2001. This document also is incorporated by reference into this Proxy Statement and Prospectus; and

    - Annual report to shareholders of each Acquired Fund for the fiscal year ended June 30, 2001. These documents also are incorporated by reference into this Proxy Statement and Prospectus.

    Mercury Fund and HW Fund sometimes are referred to in this Proxy Statement and Prospectus collectively as the "Funds" and individually as a "Fund," as the context requires. A fund resulting from the Reorganization is sometimes referred to in this Proxy Statement and Prospectus as a "Combined Fund."

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
INTRODUCTION................................................      1
  Certain Defined Terms Used in this Proxy Statement and
     Prospectus.............................................      2
SUMMARY.....................................................      3
  The Reorganization........................................      3
  What Shareholders of the Acquired Funds Will Receive in
     the Reorganization.....................................      3
  Reasons for the Reorganization............................      3
  Fee Tables................................................      4
  Comparison of the Funds...................................     18
  Tax Considerations........................................     20
RISK FACTORS AND SPECIAL CONSIDERATIONS.....................     21
COMPARISON OF THE FUNDS.....................................     23
  Investment Objectives.....................................     23
  Investment Policies.......................................     24
  Management................................................     24
  Purchase of Shares........................................     25
  Redemption of Shares......................................     25
  Exchange of Shares........................................     26
  Performance...............................................     27
  Financial Highlights......................................     30
  Code of Ethics............................................     30
  Shareholder Rights........................................     31
  Dividends.................................................     31
  Tax Information...........................................     31
  Portfolio Turnover........................................     31
  Additional Information....................................     32
THE REORGANIZATION..........................................     34
  General...................................................     34
  Procedure.................................................     34
  Terms of the Agreement and Plan...........................     34
  Potential Benefits to Shareholders as a Result of the
     Reorganization.........................................     35
  Tax Consequences of the Reorganization....................     36
  Appraisal Rights..........................................     37
  Capitalization............................................     37
APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS..............     39
INFORMATION CONCERNING THE MEETING..........................     43
  Date, Time and Place of Meeting...........................     43
  Solicitation, Revocation and Use of Proxies...............     43
  Record Date and Outstanding Shares........................     43
  Security Ownership of Certain Beneficial and Record Owners
     and Management of Mercury Fund and HW Fund.............     43
  Voting Rights and Required Vote...........................     44
ADDITIONAL INFORMATION......................................     44
LEGAL OPINIONS..............................................     45
EXPERTS.....................................................     45
SHAREHOLDER PROPOSALS.......................................     45
EXHIBIT I -- AGREEMENT AND PLAN OF REORGANIZATION...........    I-1
EXHIBIT II -- MERCURY FUND FORM OF INVESTMENT ADVISORY
  AGREEMENT.................................................   II-1
EXHIBIT III -- SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND
  RECORD OWNERS OF SHARES OF THE ACQUIRED FUNDS.............  III-1

                                  INTRODUCTION

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Mercury Fund for use at the Meeting to be held at the offices of HW Fund, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, on December 7, 2001, at 10:00 a.m., Pacific time. The approximate mailing date of this Proxy Statement and Prospectus is October 29, 2001.

     Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation of such proxy to the Secretary of Mercury Fund at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, or by voting in person at the Meeting. All properly executed proxies received prior to the Meeting will be voted at the Meeting in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed proxies will be voted "FOR" the proposals set forth below.

     PROPOSAL 1: To approve or disapprove the Agreement and Plan, as described in the Notice.

     - Under the Agreement and Plan, each Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of its corresponding Acquired Fund;

     - You'll become a shareholder of the Acquiring Fund that corresponds to your Acquired Fund;

     - The aggregate value of your shares of the Acquiring Fund will be the same as the aggregate value of your shares of the Acquired Fund.

     This is called a "Reorganization." After the Reorganization, the four Acquired Funds will cease to exist under Massachusetts law.

     Approval of Proposal 1 as to an Acquired Fund will require the affirmative vote of a majority of shareholders of that Fund voting at the Meeting, provided a quorum (one-third of the outstanding shares) is present. Shareholders of each Acquired Fund will vote separately as a series, but together as a single class. See "Information Concerning the Meeting."

     PROPOSAL 2: To approve or disapprove new Investment Advisory Agreements for each of the Acquired Funds with Hotchkis and Wiley Capital Management, LLC ("H&W"). New advisory agreements are needed because the Board of Trustees terminated the contracts with the former adviser. The Mercury Fund Board wanted to continue to retain the services of the current portfolio managers to the Acquired Funds, who have become employees of H&W.

     Approval of Proposal 2 as to an Acquired Fund will require the affirmative vote of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) of that Acquired Fund. A "1940 Act majority" means the affirmative vote of the lesser of (a) at least 67% of the voting securities present at the Meeting or represented by proxy or (b) more than 50% of the outstanding voting securities. Broker non-votes are considered "present" when determining whether 50% of the shares are "present" for purposes of calculating whether a majority has been achieved. Shareholders of each Acquired Fund will vote separately with respect to the Investment Advisory Agreement that relates to their Fund.

     The Board of Mercury Fund knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     This Proxy Statement and Prospectus serves as a prospectus of HW Fund under the Securities Act of 1933, as amended (the "Securities Act") in connection with the issuance of shares of the Acquiring Funds to Mercury Fund, on behalf of the Acquired Funds, pursuant to the terms of the Reorganization.

CERTAIN DEFINED TERMS USED IN THIS PROXY STATEMENT AND PROSPECTUS

     HW Fund is a Delaware business trust while Mercury Fund is organized as a Massachusetts business trust. In each jurisdiction, nomenclature varies. For ease of reference and clarity of presentation, shares of beneficial interest of Mercury Fund and shares of beneficial interest of HW Fund are each referred to herein as "shares"; holders of shares are referred to herein as "shareholders"; the Trustees of Mercury Fund and the Trustees of HW Fund are each referred to herein as "Board Members"; the Board of Trustees of Mercury Fund and the Board of Trustees of HW Fund are each referred to herein as a "Board" and collectively as the "Boards"; the Declaration of Trust of Mercury Fund and Agreement and Declaration of Trust of HW Fund, each as may be amended or supplemented, are each referred to herein as a "Charter"; Fund Asset Management, L.P., doing business as Mercury Advisors, in its capacity as the former investment adviser for the Acquired Funds (the "Former Adviser"), and H&W, in its capacity as interim investment adviser to the Acquired Funds and investment adviser for each Acquiring Fund, each is referred to herein as an "Investment Adviser"; and the investment advisory agreement for each Acquired Fund and the investment advisory agreement for each Acquiring Fund are referred to herein as an "Investment Advisory Agreement."

     The Acquiring Funds and Acquired Funds sometimes will be referred to as follows:

               ACQUIRING FUND                                       ACQUIRED FUND
               --------------                                       -------------
Hotchkis and Wiley Large Cap Value Fund ("HW    Mercury HW Large Cap Value Fund ("Mercury Large Cap
  Large Cap Fund")                                Fund")
Hotchkis and Wiley Mid-Cap Value Fund ("HW      Mercury HW Mid-Cap Value Fund ("Mercury Mid-Cap
  Mid-Cap Fund")                                  Fund")
Hotchkis and Wiley Small Cap Value Fund ("HW    Mercury HW Small Cap Value Fund ("Mercury Small Cap
  Small Cap Fund")                                Fund")
Hotchkis and Wiley Equity Fund for Insurance    Mercury HW Equity Fund for Insurance Companies
  Companies ("HW Insurance Company Fund")         ("Mercury Insurance Company Fund")

                                    SUMMARY

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan, attached hereto as Exhibit I.

PROPOSAL 1

THE REORGANIZATION

     At a meeting of the Board of Mercury Fund held on September 11, 2001 and a meeting of the Board of HW Fund also held on September 11, 2001, the Boards approved the proposal pursuant to which HW Fund on behalf of each Acquiring Fund would acquire substantially all of the assets of the corresponding Acquired Fund and assume substantially all of the liabilities of the corresponding Acquired Fund in return for newly issued shares of the applicable Acquiring Fund to be distributed to the shareholders of the corresponding Acquired Fund in proportion to such shareholders' interest in the Acquired Fund, to be followed by the termination of the Acquired Funds as series of Mercury Fund.

WHAT SHAREHOLDERS OF THE ACQUIRED FUNDS WILL RECEIVE IN THE REORGANIZATION

     If the Agreement and Plan is approved and the Reorganization is consummated:

     - Each Acquiring Fund will acquire the assets and assume the liabilities of the corresponding Acquired Fund;

     - You will become a shareholder of the corresponding Acquiring Fund; and

     - You will receive shares of beneficial interest of the Acquiring Fund that are the same class and that have the same aggregate net asset value as the shares of the Acquired Fund you held immediately prior to the Reorganization ("Corresponding Shares").

     The Reorganization has been structured with the intention that it qualify as a tax-free reorganization for Federal income tax purposes. See "The Reorganization -- Tax Consequences of the Reorganization." You should consult your tax advisors regarding the effect of the Reorganization in light of your individual circumstances.

REASONS FOR THE REORGANIZATION

     The Board of Mercury Fund has approved the Agreement and Plan and recommends that you vote to approve the Agreement and Plan. The Board of Mercury Fund has determined that Acquired Fund shareholders are likely to benefit from the Reorganization. The Board believes that the Reorganization is in the best interests of each Acquired Fund and its shareholders and that the interests of the Acquired Fund shareholders will not be diluted as a result of the Reorganization.

     In reaching its conclusion, the Board of Mercury Fund considered a number of factors, including the following:

     - The HW Fund was organized for the purpose of acquiring the assets of the Acquired Funds. The portfolio managers that currently manage the Acquired Funds joined H&W, and left the Former Adviser, to be part of an entrepreneurial firm focused solely on domestic equity value investing. These portfolio managers will serve as portfolio managers of the Acquiring Funds and are expected to continue to do so following the Reorganization.

     - The Acquiring Funds are one of H&W's main businesses, and H&W intends to devote substantial resources to investment advisory services, including research and trade execution, for the Funds. H&W and its affiliate, the HW Fund distributor, also plan to encourage marketing of the Funds, with a goal of achieving greater economies of scale which should benefit shareholders.

     - The proposed Reorganization is suitable for each of the Acquired Funds because the corresponding Acquiring Fund is substantially similar. The Funds' investment objectives and policies are similar. The portfolio managers have somewhat greater flexibility in portfolio management for the Acquiring Funds than they have for the Acquired Funds.

     - The investment advisory fee rate payable by each Acquiring Fund is identical to the investment advisory fee rate payable by its corresponding Acquired Fund. In addition, H&W has contractually agreed to continue through June 30, 2002 the expense limitations currently in place for the Acquired Funds, except that the expense cap for the HW Large Cap Fund is 10 basis points (.10%) higher than for the Mercury Large Cap Fund, due to somewhat higher anticipated expenses for the Acquiring Fund.

     If all of the required approvals and opinions are obtained, it is anticipated that the Reorganization will occur on February 4, 2002. The Agreement and Plan may be terminated, and the Reorganization abandoned, whether before or after approval by the shareholders of any Acquired Fund, at any time prior to the Closing Date (as defined below), (i) by mutual consent of the Board of Mercury Fund and the Board of HW Fund; (ii) by Mercury Fund if any condition to any Acquired Fund's obligations has not been fulfilled or waived by such Fund; or (iii) by HW Fund if any condition to HW Fund's obligations has not been fulfilled or waived by such Fund.

FEE TABLES

     The fee tables set forth below provide information about the fees and expenses attributable to shares of each class of the Acquired Funds and the Acquiring Funds and each Combined Fund as of June 30, 2001. The Acquiring Funds had not commenced operations as of June 30, 2001, and they intend to continue the operations of the respective Acquired Funds after the Reorganization. Future fees and expenses may be greater or less than those indicated below.

  FEE TABLE FOR CLASS I AND CLASS A SHAREHOLDERS OF MERCURY LARGE CAP FUND, HW
                                 LARGE CAP FUND
                             AND THE COMBINED FUND
                                  (UNAUDITED)

                                             CLASS I SHARES                  CLASS A SHARES
                                     ------------------------------  ------------------------------
                                      ACTUAL              PRO FORMA                       PRO FORMA
                                     ---------            ---------                       ---------
                                      MERCURY                         MERCURY
                                     LARGE CAP  HW LARGE  COMBINED   LARGE CAP  HW LARGE  COMBINED
                                       FUND     CAP FUND    FUND       FUND     CAP FUND    FUND
                                     ---------  --------  ---------  ---------  --------  ---------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)..................  5.25%(b)     None      None     5.25%(b)   5.25%(b)  5.25%(b)
Maximum Deferred Sales Charge
  (Load)...........................   None(c)     None      None      None(c)   None(c)    None(c)
Maximum Sales Charge (Load) Imposed
  on Dividend Reinvestments........    None       None      None       None       None      None
Redemption Fee.....................    None       None      None       None       None      None
Exchange Fee.......................    None       None      None       None       None      None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(d):
Management Fees....................    0.75%     0.75%      0.75%      0.75%     0.75%      0.75%
Distribution and/or Service (12b-1)
  Fees(e)..........................    None       None      None       0.25%     0.25%      0.25%
Other Expenses.....................    0.45%     0.70%      0.70%      0.45%(f)  0.70%      0.70%
                                     ---------  --------  ---------  ---------  --------  ---------
Total Annual Fund Operating
  Expenses.........................    1.20%     1.45%      1.45%      1.45%     1.70%      1.70%
Fee Waiver and/or Expense
  Reimbursement....................   -0.25%     -0.40%    -0.40%     -0.25%    -0.40%     -0.40%
                                     ---------  --------  ---------  ---------  --------  ---------
Net Annual Fund Operating
  Expenses.........................    0.95%     1.05%      1.05%      1.20%     1.30%      1.30%
                                     =========  ========  =========  =========  ========  =========

-------------------------
(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Some investors may qualify for reductions in the sales charge (load).

(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(d) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Large Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Large Cap Fund's current fiscal year, and the net annual operating expenses reflect the contractual fee waiver and/or expense reimbursement in effect for the Class I shares of the Mercury Large Cap Fund (the only class then offered) for the fiscal year ended June 30, 2001 and for the Class I and Class A shares of the HW Large Cap Fund for the fiscal year ending June 30, 2002.

(e) The Fund calls the "Service Fee" an "Account Maintenance Fee."

(f) Other expenses amount is that of Class I since there were no Class A shares outstanding as of June 30, 2001.

      FEE TABLE FOR CLASS B AND CLASS C SHAREHOLDERS OF HW LARGE CAP FUND
                             AND THE COMBINED FUND*
                                  (UNAUDITED)

                                                            CLASS B SHARES(b)       CLASS C SHARES
                                                           --------------------  --------------------
                                                                      PRO FORMA             PRO FORMA
                                                              HW      ---------     HW      ---------
                                                           LARGE CAP  COMBINED   LARGE CAP  COMBINED
                                                             FUND       FUND       FUND       FUND
                                                           ---------  ---------  ---------  ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)..........................    None       None       None       None
Maximum Deferred Sales Charge (Load).....................  5.00%(c)   5.00%(c)   1.00%(c)   1.00%(c)
Maximum Sales Charge (Load) Imposed on Dividend
  Reinvestments..........................................    None       None       None       None
Redemption Fee...........................................    None       None       None       None
Exchange Fee.............................................    None       None       None       None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)(d):
Management Fees..........................................    0.75%      0.75%      0.75%      0.75%
Distribution and/or Service (12b-1) Fees(e)..............    1.00%      1.00%      1.00%      1.00%
Other Expenses...........................................    0.70%      0.70%      0.70%      0.70%
                                                           ---------  ---------  ---------  ---------
Total Annual Fund Operating Expenses.....................    2.45%      2.45%      2.45%      2.45%
Fee Waiver and/or Expense Reimbursement..................   -0.40%     -0.40%     -0.40%     -0.40%
                                                           ---------  ---------  ---------  ---------
Net Annual Fund Operating Expenses.......................    2.05%      2.05%      2.05%      2.05%
                                                           =========  =========  =========  =========

-------------------------
 *  The Mercury Large Cap Fund does not offer Class B or Class C shares.

(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Class B shares automatically convert to Class A shares about seven years after you buy them and will no longer be subject to distribution fees.

(c) Some investors may qualify for reductions in the sales charge (load).

(d) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Large Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Large Cap Fund's current fiscal year.

(e) The Fund calls the "Service Fee" an "Account Maintenance Fee." If you hold Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

   FEE TABLE FOR CLASS I AND CLASS A SHAREHOLDERS OF MERCURY MID-CAP FUND, HW
                                  MID-CAP FUND
                             AND THE COMBINED FUND
                                  (UNAUDITED)

                                  CLASS I SHARES                       CLASS A SHARES
                        -----------------------------------  -----------------------------------
                           ACTUAL                 PRO FORMA     ACTUAL                 PRO FORMA
                        ------------              ---------  ------------              ---------
                          MERCURY                              MERCURY
                          MID-CAP     HW MID-CAP  COMBINED     MID-CAP     HW MID-CAP  COMBINED
                            FUND         FUND       FUND         FUND         FUND       FUND
                        ------------  ----------  ---------  ------------  ----------  ---------
SHAREHOLDER FEES (FEES
  PAID DIRECTLY FROM
  SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of
  offering price).....    5.25%(b)       None       None       5.25%(b)     5.25%(b)   5.25%(b)
Maximum Deferred Sales
  Charge (Load).......    None(c)        None       None       None(c)      None(c)     None(c)
Maximum Sales Charge
  (Load) Imposed on
  Dividend
  Reinvestments.......      None         None       None         None         None       None
Redemption Fee........      None         None       None         None         None       None
Exchange Fee..........      None         None       None         None         None       None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES
  THAT ARE DEDUCTED
  FROM FUND
  ASSETS)(d):
Management Fees.......     0.75%        0.75%       0.75%       0.75%        0.75%       0.75%
Distribution and/or
  Service (12b-1)
  Fees(e).............      None         None       None        0.25%        0.25%       0.25%
Other Expenses........     0.82%        0.73%       0.73%       0.82%(f)     0.73%       0.73%
                        ------------  ----------  ---------  ------------  ----------  ---------
Total Annual Fund
  Operating
  Expenses............     1.57%        1.48%       1.48%       1.82%        1.73%       1.73%
Fee Waiver and/or
  Expense
  Reimbursement.......     -0.42%       -0.33%     -0.33%      -0.42%       -0.33%      -0.33%
                        ------------  ----------  ---------  ------------  ----------  ---------
Net Annual Fund
  Operating
  Expenses............     1.15%        1.15%       1.15%       1.40%        1.40%       1.40%
                        ============  ==========  =========  ============  ==========  =========

-------------------------
(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Some investors may qualify for reductions in the sales charge (load).

(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(d) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Mid-Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Mid-Cap Fund's current fiscal year, and the net annual operating expenses reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury Mid-Cap Fund for the fiscal year ended June 30, 2001, and for the HW Mid-Cap Fund for the fiscal year ending June 30, 2002.

(e) The Fund calls the "Service Fee" an "Account Maintenance Fee."

(f) Other expenses amount is that of Class I since Class A shares have been in operation for less than one year as of June 30, 2001.

   FEE TABLE FOR CLASS B AND CLASS C SHAREHOLDERS OF MERCURY MID-CAP FUND, HW
                                  MID-CAP FUND
                             AND THE COMBINED FUNDS
                                  (UNAUDITED)

                                       CLASS B SHARES(b)                 CLASS C SHARES
                                -------------------------------  -------------------------------
                                 ACTUAL               PRO FORMA   ACTUAL               PRO FORMA
                                --------              ---------  --------              ---------
                                MERCURY                          MERCURY
                                MID-CAP   HW MID-CAP  COMBINED   MID-CAP   HW MID-CAP  COMBINED
                                  FUND       FUND       FUND       FUND       FUND       FUND
                                --------  ----------  ---------  --------  ----------  ---------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)......................    None       None       None       None       None       None
Maximum Deferred Sales Charge
  (Load)......................  4.00%(c)   5.00%(c)   5.00%(c)   1.00%(c)   1.00%(c)   1.00%(c)
Maximum Sales Charge (Load)
  Imposed on Dividend
  Reinvestments...............    None       None       None       None       None       None
Redemption Fee................    None       None       None       None       None       None
Exchange Fee..................    None       None       None       None       None       None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)(d):
Management Fees...............   0.75%      0.75%       0.75%     0.75%      0.75%       0.75%
Distribution and/or Service
  (12b-1) Fees(e).............   1.00%      1.00%       1.00%     1.00%      1.00%       1.00%
Other Expenses................   0.82%(f)   0.73%       0.73%     0.82%(f)   0.73%       0.73%
                                --------  ----------  ---------  --------  ----------  ---------
Total Annual Fund Operating
  Expenses....................   2.57%      2.48%       2.48%     2.57%      2.48%       2.48%
Fee Waiver and/or Expense
  Reimbursement...............  -0.42%     -0.33%      -0.33%    -0.42%     -0.33%      -0.33%
                                --------  ----------  ---------  --------  ----------  ---------
Net Annual Fund Operating
  Expenses....................   2.15%      2.15%       2.15%     2.15%      2.15%       2.15%
                                ========  ==========  =========  ========  ==========  =========

-------------------------
(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Class B shares automatically convert to Class A shares about eight years (seven years for shareholders of the HW Mid-Cap Fund) after you buy them and will no longer be subject to distribution fees.

(c) Some investors may qualify for reductions in the sales charge (load). Class B shareholders of the Mercury Mid-Cap Fund will continue to be subject to the contingent deferred sales charge schedule of the Mercury Mid-Cap Fund after the Reorganization.

(d) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Mid-Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Mid-Cap Fund's current fiscal year, and the net annual operating expenses reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury Mid-Cap Fund for the fiscal year ended June 30, 2001, and for the HW Mid-Cap Fund for the fiscal year ending June 30, 2002.

(e) The Fund calls the "Service Fee" an "Account Maintenance Fee." If you hold Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

(f) Other expenses amounts are that of Class I since Class B and Class C shares have been in operation for less than one year as of June 30, 2001.

  FEE TABLE FOR CLASS I AND CLASS A SHAREHOLDERS OF MERCURY SMALL CAP FUND, HW
                                 SMALL CAP FUND
                             AND THE COMBINED FUND
                                  (UNAUDITED)

                                            CLASS I SHARES                  CLASS A SHARES
                                    ------------------------------  ------------------------------
                                     ACTUAL              PRO FORMA   ACTUAL              PRO FORMA
                                    ---------            ---------  ---------            ---------
                                     MERCURY                         MERCURY
                                    SMALL CAP  HW SMALL  COMBINED   SMALL CAP  HW SMALL  COMBINED
                                      FUND     CAP FUND    FUND       FUND     CAP FUND    FUND
                                    ---------  --------  ---------  ---------  --------  ---------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)...  5.25%(b)     None      None     5.25%(b)   5.25%(b)  5.25%(b)
Maximum Deferred Sales Charge
  (Load)..........................   None(c)     None      None      None(c)   None(c)    None(c)
Maximum Sales Charge (Load)
  Imposed on Dividend
  Reinvestments...................    None       None      None       None       None      None
Redemption Fee....................    None       None      None       None     2.00%(d)  2.00%(d)
Exchange Fee......................    None       None      None       None       None      None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(e):
Management Fees...................    0.75%     0.75%      0.75%      0.75%     0.75%      0.75%
Distribution and/or Service
  (12b-1) Fees(f).................    None       None      None       0.25%     0.25%      0.25%
Other Expenses....................    0.57%     0.77%      0.77%      0.57%(g)  0.77%      0.77%
                                    ---------  --------  ---------  ---------  --------  ---------
Total Annual Fund Operating
  Expenses........................    1.32%     1.52%      1.52%      1.57%     1.77%      1.77%
Fee Waiver and/or Expense
  Reimbursement...................   -0.07%    -0.27%     -0.27%     -0.07%    -0.27%     -0.27%
                                    ---------  --------  ---------  ---------  --------  ---------
Net Annual Fund Operating
  Expenses........................    1.25%     1.25%      1.25%      1.50%     1.50%      1.50%
                                    =========  ========  =========  =========  ========  =========

-------------------------
(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Some investors may qualify for reductions in the sales charge (load).

(c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.

(d) For redemptions of HW Small Cap Fund Class A shares made within 180 days of purchase.

(e) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Small Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Small Cap Fund's current fiscal year, and the net annual operating expenses reflect the contractual fee waiver and/or expense reimbursement in effect for the Mercury Small Cap Fund for the fiscal year ended June 30, 2001, and for the HW Small Cap Fund for the fiscal year ending June 30, 2002.

(f) The Fund calls the "Service Fee" an "Account Maintenance Fee."

(g) Other expenses amount is that of Class I since Class A shares have been in operation for less than one year as of June 30, 2001.

      FEE TABLE FOR CLASS B AND CLASS C SHAREHOLDERS OF HW SMALL CAP FUND
                             AND THE COMBINED FUND*
                                  (UNAUDITED)

                                                             CLASS B SHARES(b)     CLASS C SHARES
                                                            -------------------  -------------------
                                                                         PRO                  PRO
                                                                        FORMA                FORMA
                                                               HW      --------     HW      --------
                                                            SMALL CAP  COMBINED  SMALL CAP  COMBINED
                                                              FUND       FUND      FUND       FUND
                                                            ---------  --------  ---------  --------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM SHAREHOLDER'S
  INVESTMENT)(a):
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)...........................    None       None      None       None
Maximum Deferred Sales Charge (Load)......................   5.00%(c)  5.00%(c)   1.00%(c)  1.00%(c)
Maximum Sales Charge (Load) Imposed on Dividend
  Reinvestments...........................................    None       None      None       None
Redemption Fee............................................    None       None      None       None
Exchange Fee..............................................    None       None      None       None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)(d):
Management Fees...........................................    0.75%     0.75%      0.75%     0.75%
Distribution and/or Service (12b-1) Fees(e)...............    1.00%     1.00%      1.00%     1.00%
Other Expenses............................................    0.77%     0.77%      0.77%     0.77%
                                                            ---------  --------  ---------  --------
Total Annual Fund Operating Expenses......................    2.52%     2.52%      2.52%     2.52%
Fee Waiver and/or Expense Reimbursement...................   -0.27%    -0.27%     -0.27%    -0.27%
                                                            ---------  --------  ---------  --------
Net Annual Fund Operating Expenses........................    2.25%     2.25%      2.25%     2.25%
                                                            =========  ========  =========  ========

-------------------------
 *  The Mercury Small Cap Fund does not offer Class B or Class C shares.

(a) Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

(b) Class B shares automatically convert to Class A shares about seven years after you buy them and will no longer be subject to distribution fees.

(c) Some investors may qualify for reductions in the sales charge (load).

(d) The Investment Adviser has contractually agreed to waive management fees and/or reimburse expenses through June 30, 2002, as shown in the table. The total annual operating expenses of the HW Small Cap Fund reflect the Investment Adviser's estimate of expenses that will actually be incurred during the HW Small Cap Fund's current fiscal year.

(e) The Fund calls the "Service Fee" an "Account Maintenance Fee." If you hold Class B or C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought one of the other classes.

         FEE TABLE FOR SHAREHOLDERS OF MERCURY INSURANCE COMPANY FUND,
                HW INSURANCE COMPANY FUND AND THE COMBINED FUND
                                  (UNAUDITED)

                                                              INVESTOR
                                                                CLASS
                                                               SHARES
                                                              ---------
                                                               ACTUAL                  PRO FORMA
                                                              ---------                ---------
                                                               MERCURY
                                                              INSURANCE  HW INSURANCE
                                                               COMPANY     COMPANY     COMBINED
                                                                FUND         FUND        FUND
                                                              ---------  ------------  ---------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS):
Management Fees.............................................    0.52%       0.52%        0.52%
Distribution and/or Service
  (12b-1) Fees..............................................    None         None        None
Other Expenses..............................................    None        0.31%        0.31%
                                                              ---------  ------------  ---------
Total Annual Fund Operating Expenses........................   0.52%*       0.83%        0.83%**
Fee Waiver and/or Expense Reimbursement.....................     N/A       -0.31%**     -0.31%**
                                                              ---------  ------------  ---------
Net Annual Fund Operating Expenses..........................   0.52%*       0.52%        0.52%
                                                              =========  ============  =========

-------------------------
* The Investment Adviser pays all expenses other than the investment advisory fee.

** The Investment Adviser has contractually agreed to pay all expenses other than the investment advisory fee through June 30, 2002, as shown in the table.

EXAMPLES:

     These examples assume that you invest $10,000 in the relevant Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Funds' operating expenses remain the same except for the expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

MERCURY LARGE CAP FUND/HW LARGE CAP FUND

Class I Shares

                                                           MERCURY
                                                          LARGE CAP         HW LARGE        PRO FORMA
                                                             FUND           CAP FUND      COMBINED FUND
                                                        CLASS I SHARES   CLASS I SHARES   CLASS I SHARES
                                                        --------------   --------------   --------------
1 Year................................................      $  617           $  107           $  107
3 Years+..............................................         863              419              419
5 Years+..............................................       1,127              754              754
10 Years+.............................................       1,882            1,701            1,701

Class A Shares

                                                           MERCURY
                                                          LARGE CAP         HW LARGE        PRO FORMA
                                                             FUND           CAP FUND      COMBINED FUND
                                                        CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                        --------------   --------------   --------------
1 Year................................................      $  641           $  650           $  650
3 Years+..............................................         936              996              996
5 Years+..............................................       1,253            1,364            1,364
10 Years+.............................................       2,149            2,397            2,397

Class B Shares

                                                                 HW LARGE        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS B SHARES   CLASS B SHARES
                                                              --------------   --------------
1 Year......................................................      $  708           $  708
3 Years+....................................................       1,025            1,025
5 Years+....................................................       1,470            1,470
10 Years*+..................................................       2,615            2,615

Class C Shares

                                                                 HW LARGE        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS C SHARES   CLASS C SHARES
                                                              --------------   --------------
1 Year......................................................      $  308           $  308
3 Years+....................................................         725              725
5 Years+....................................................       1,270            1,270
10 Years+...................................................       2,756            2,756

-------------------------
* Assumes conversion to Class A shares approximately seven years after purchase.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

MERCURY MID-CAP FUND/HW MID-CAP FUND

Class I Shares

                                                             MERCURY         HW MID-CAP       PRO FORMA
                                                           MID-CAP FUND         FUND        COMBINED FUND
                                                          CLASS I SHARES   CLASS I SHARES   CLASS I SHARES
                                                          --------------   --------------   --------------
1 Year..................................................      $  636           $  117           $  117
3 Years+................................................         956              436              436
5 Years+................................................       1,298              777              777
10 Years+...............................................       2,261            1,740            1,740

Class A Shares

                                                            MERCURY         HW MID-CAP       PRO FORMA
                                                          MID-CAP FUND         FUND        COMBINED FUND
                                                         CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                         --------------   --------------   --------------
1 Year.................................................      $  660           $  660           $  660
3 Years+...............................................       1,029            1,011            1,011
5 Years+...............................................       1,421            1,385            1,385
10 Years+..............................................       2,517            2,433            2,433

Class B Shares

                                                            MERCURY         HW MID-CAP       PRO FORMA
                                                          MID-CAP FUND         FUND        COMBINED FUND
                                                         CLASS B SHARES   CLASS B SHARES   CLASS B SHARES
                                                         --------------   --------------   --------------
1 Year.................................................      $  618           $  718           $  718
3 Years+...............................................       1,060            1,041            1,041
5 Years+...............................................       1,528            1,491            1,491
10 Years*+.............................................       2,690            2,651            2,651

Class C Shares

                                                             MERCURY         HW MID-CAP       PRO FORMA
                                                           MID-CAP FUND         FUND        COMBINED FUND
                                                          CLASS C SHARES   CLASS C SHARES   CLASS C SHARES
                                                          --------------   --------------   --------------
1 Year..................................................      $  318           $  318           $  318
3 Years+................................................         760              741              741
5 Years+................................................       1,328            1,291            1,291
10 Years+...............................................       2,874            2,791            2,791

-------------------------
* For HW Mid-Cap Fund and Combined Fund, assumes conversion to Class A shares after approximately seven years; for Mercury Mid-Cap Fund, assumes conversion to Class A shares after approximately eight years.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

MERCURY SMALL CAP FUND/HW SMALL CAP FUND

Class I Shares

                                                              MERCURY
                                                             SMALL CAP         HW SMALL        PRO FORMA
                                                                FUND           CAP FUND      COMBINED FUND
                                                           CLASS I SHARES   CLASS I SHARES   CLASS I SHARES
                                                           --------------   --------------   --------------
1 Year...................................................      $  646           $  127           $  127
3 Years+.................................................         915              454              454
5 Years+.................................................       1,204              803              803
10 Years+................................................       2,026            1,790            1,790

Class A Shares

                                                             MERCURY
                                                            SMALL CAP         HW SMALL        PRO FORMA
                                                               FUND           CAP FUND      COMBINED FUND
                                                          CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                          --------------   --------------   --------------
1 Year..................................................      $  670           $  670           $  670
3 Years+................................................         988            1,028            1,028
5 Years+................................................       1,329            1,410            1,410
10 Years+...............................................       2,289            2,478            2,478

Class B Shares

                                                                 HW SMALL        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS B SHARES   CLASS B SHARES
                                                              --------------   --------------
1 Year......................................................      $  728           $  728
3 Years+....................................................       1,059            1,059
5 Years+....................................................       1,516            1,516
10 Years*+..................................................       2,696            2,696

Class C Shares

                                                                 HW SMALL        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS C SHARES   CLASS C SHARES
                                                              --------------   --------------
1 Year......................................................      $  328           $  328
3 Years+....................................................         759              759
5 Years+....................................................       1,316            1,316
10 Years+...................................................       2,835            2,835

MERCURY INSURANCE COMPANY FUND/HW INSURANCE COMPANY FUND

Investor Class Shares/[no class designation]

                                                                                             PRO FORMA
                                                                MERCURY                    COMBINED FUND
                                                         INVESTOR CLASS SHARES   HW FUND      SHARES
                                                         ---------------------   -------   -------------
1 Year.................................................          $ 53             $ 53         $ 53
3 Years................................................           167              234+         234+
5 Years................................................           291              430+         430+
10 Years...............................................           653              997+         997+

-------------------------
* Assumes conversion to Class A shares approximately seven years after purchase.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

MERCURY LARGE CAP FUND/HW LARGE CAP FUND

Class I Shares

                                                           MERCURY
                                                          LARGE CAP         HW LARGE        PRO FORMA
                                                             FUND           CAP FUND      COMBINED FUND
                                                        CLASS I SHARES   CLASS I SHARES   CLASS I SHARES
                                                        --------------   --------------   --------------
1 Year................................................      $  617           $  107           $  107
3 Years+..............................................         863              419              419
5 Years+..............................................       1,127              754              754
10 Years+.............................................       1,882            1,701            1,701

Class A Shares

                                                           MERCURY
                                                          LARGE CAP         HW LARGE        PRO FORMA
                                                             FUND           CAP FUND      COMBINED FUND
                                                        CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                        --------------   --------------   --------------
1 Year................................................      $  641           $  650           $  650
3 Years+..............................................         936              996              996
5 Years+..............................................       1,253            1,364            1,364
10 Years+.............................................       2,149            2,397            2,397

Class B Shares

                                                                 HW LARGE        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS B SHARES   CLASS B SHARES
                                                              --------------   --------------
1 Year......................................................      $  208           $  208
3 Years+....................................................         725              725
5 Years+....................................................       1,270            1,270
10 Years*+..................................................       2,483            2,483

Class C Shares

                                                                 HW LARGE        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS C SHARES   CLASS C SHARES
                                                              --------------   --------------
1 Year......................................................      $  208           $  208
3 Years+....................................................         725              725
5 Years+....................................................       1,270            1,270
10 Years+...................................................       2,756            2,756

-------------------------
* Assumes conversion to Class A shares approximately seven years after purchase.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

MERCURY MID-CAP FUND/HW MID-CAP FUND

Class I Shares

                                                              MERCURY
                                                              MID-CAP         HW MID-CAP        PRO FORMA
                                                               FUND              FUND         COMBINED FUND
                                                          CLASS I SHARES    CLASS I SHARES    CLASS I SHARES
                                                          ---------------   ---------------   --------------
1 Year..................................................      $  636            $  117            $  117
3 Years+................................................         956               436               436
5 Years+................................................       1,298               777               777
10 Years+...............................................       2,261             1,740             1,740

Class A Shares

                                                            MERCURY
                                                            MID-CAP         HW MID-CAP        PRO FORMA
                                                             FUND              FUND         COMBINED FUND
                                                        CLASS A SHARES    CLASS A SHARES    CLASS A SHARES
                                                        ---------------   ---------------   --------------
1 Year................................................      $  660            $  660            $  660
3 Years+..............................................       1,029             1,011             1,011
5 Years+..............................................       1,421             1,385             1,385
10 Years+.............................................       2,517             2,433             2,433

Class B Shares

                                                            MERCURY
                                                            MID-CAP         HW MID-CAP        PRO FORMA
                                                             FUND              FUND         COMBINED FUND
                                                        CLASS B SHARES    CLASS B SHARES    CLASS B SHARES
                                                        ---------------   ---------------   --------------
1 Year................................................      $  218            $  218            $  218
3 Years+..............................................         760               741               741
5 Years+..............................................       1,328             1,291             1,291
10 Years*+............................................       2,690             2,519             2,519

Class C Shares

                                                            MERCURY
                                                            MID-CAP         HW MID-CAP        PRO FORMA
                                                             FUND              FUND         COMBINED FUND
                                                        CLASS C SHARES    CLASS C SHARES    CLASS C SHARES
                                                        ---------------   ---------------   --------------
1 Year................................................      $  218            $  218            $  218
3 Years+..............................................         760               741               741
5 Years+..............................................       1,328             1,291             1,291
10 Years+.............................................       2,874             2,791             2,791

-------------------------
* For the HW Mid-Cap Fund and Combined Fund, assumes conversion to Class A shares after approximately seven years; for Mercury Mid-Cap Fund, assumes conversion to Class A shares after approximately eight years.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

MERCURY SMALL CAP FUND/HW SMALL CAP FUND

Class I Shares

                                                              MERCURY
                                                             SMALL CAP         HW SMALL        PRO FORMA
                                                                FUND           CAP FUND      COMBINED FUND
                                                           CLASS I SHARES   CLASS I SHARES   CLASS I SHARES
                                                           --------------   --------------   --------------
1 Year...................................................      $  646           $  127           $  127
3 Years+.................................................         915              454              454
5 Years+.................................................       1,204              803              803
10 Years+................................................       2,026            1,790            1,790

Class A Shares

                                                             MERCURY
                                                            SMALL CAP         HW SMALL        PRO FORMA
                                                               FUND           CAP FUND      COMBINED FUND
                                                          CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
                                                          --------------   --------------   --------------
1 Year..................................................      $  670           $  670           $  670
3 Years+................................................         988            1,028            1,028
5 Years+................................................       1,329            1,410            1,410
10 Years+...............................................       2,289            2,478            2,478

Class B Shares

                                                                 HW SMALL        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS B SHARES   CLASS B SHARES
                                                              --------------   --------------
1 Year......................................................      $  228           $  228
3 Years+....................................................         759              759
5 Years+....................................................       1,316            1,316
10 Years*+..................................................       2,565            2,565

Class C Shares

                                                                 HW SMALL        PRO FORMA
                                                                 CAP FUND      COMBINED FUND
                                                              CLASS C SHARES   CLASS C SHARES
                                                              --------------   --------------
1 Year......................................................      $  228           $  228
3 Years+....................................................         759              759
5 Years+....................................................       1,316            1,316
10 Years+...................................................       2,835            2,835

MERCURY INSURANCE COMPANY FUND/HW INSURANCE COMPANY FUND

Investor Class Shares/[no class designation]

                                                                                       PRO FORMA
                                                             MERCURY                 COMBINED FUND
                                                          INVESTOR CLASS   HW FUND      SHARES
                                                          --------------   -------   -------------
1 Year..................................................       $ 53         $ 53          $ 53
3 Years.................................................        167          234+          234+
5 Years.................................................        291          430+          430+
10 Years................................................        653          997+          997+

-------------------------
* Assumes conversion to Class A shares approximately seven years after purchase.

+ These expenses do not reflect the fee waiver and/or expense reimbursement described in the notes to the Fee Tables from the prior pages beyond the first year. As previously stated, the arrangement has a one year term and is renewable.

COMPARISON OF THE FUNDS....  Investment Objective and Policies. The Acquiring
                             Funds have substantially similar investment objectives to those of the Acquired Funds, except that the Mercury Mid-Cap Fund seeks both current income and long-term growth of income as well as growth of capital, and the HW Mid-Cap Fund seeks only capital appreciation. The only significant differences between the Funds' investment policies is that the Acquiring Funds may purchase foreign currency and may use financial futures contracts to hedge their investments.

                                     Here is a comparison of the Funds' investment objectives and principal strategies:

                                     HW LARGE CAP FUND/MERCURY LARGE CAP FUND
                                     ACQUIRING FUND                   ACQUIRED FUND
                                     -----------------------------    -----------------------------
                                     - objective of current income    - objective of current income
                                       and long-term growth of          and long-term growth of
                                       income, as well as capital       income, accompanied by
                                       appreciation                     growth of capital
                                     - normally invests at least      - normally invests at least
                                       80% of net assets plus           80% of net assets plus
                                       borrowings for investment        borrowings for investment
                                       purposes in common stocks        purposes in common stocks
                                       of large cap U.S. companies      of large cap U.S. companies
                                     - large cap companies            - large cap companies
                                       currently considered to be       currently considered to be
                                       those with market                those with market
                                       capitalizations like those       capitalizations like those
                                       found in the Russell 1000        found in the Russell 1000
                                       Index                            Index

                                     HW MID-CAP FUND/MERCURY MID-CAP FUND
                                     ACQUIRING FUND                   ACQUIRED FUND
                                     -----------------------------    -----------------------------
                                     - objective of capital           - objective of current income
                                       appreciation                     and long-term growth of
                                                                        income, accompanied by
                                                                        growth of capital
                                     - normally invests at least      - normally invests at least
                                       80% of net assets plus           80% of net assets plus
                                       borrowings for investment        borrowings for investment
                                       purposes in common stocks        purposes in common stocks
                                       of mid-cap U.S. companies        of mid-cap U.S. companies
                                     - mid-cap companies currently    - mid-cap companies currently
                                       considered to be those with      considered to be those with
                                       market capitalizations like      market capitalizations like
                                       those in the Russell Midcap      those in the Russell Midcap
                                       Index                            Index

                                     HW SMALL CAP FUND/MERCURY SMALL CAP FUND
                                     ACQUIRING FUND                   ACQUIRED FUND
                                     -----------------------------    -----------------------------
                                     - objective of capital           - objective of capital
                                       appreciation                     appreciation
                                     - normally invests at least      - normally invests at least
                                       80% of net assets plus           80% of net assets plus
                                       borrowings for investment        borrowings for investment
                                       purposes in common stocks        purposes in common stocks
                                       of small cap U.S. companies      of small cap U.S. companies
                                     - small cap companies            - small cap companies
                                       currently considered to be       currently considered to be
                                       those with market                those with market
                                       capitalizations of $3            capitalizations of $3
                                       billion or less                  billion or less

                                     HW INSURANCE COMPANY FUND/MERCURY INSURANCE COMPANY FUND

                                     ACQUIRING FUND
                                     -----------------------------    ACQUIRED FUND
                                                                      -----------------------------
                                     - objective of current income    - objective of current income
                                       and long-term growth of          and long-term growth of
                                       income, as well as capital       income, accompanied by
                                       appreciation                     growth of capital
                                     - normally invests at least      - normally invests at least
                                       80% of net assets plus         80% of net assets plus
                                       borrowings for investment        borrowings for investment
                                       purposes in common stocks        purposes in common stocks
                                       of large cap U.S. companies      of large cap U.S. companies
                                     - large cap companies            - large cap companies
                                       currently considered to be     currently considered to be
                                       those with market                those with market
                                       capitalizations like those       capitalizations like those
                                       found in the Russell 1000        found in the Russell 1000
                                       Index                            Index

                             Portfolio Management. The same portfolio managers, formerly employed by the Former Adviser, and who manage the Acquired Funds currently as employees of H&W, are expected to be the portfolio managers of the Acquiring Funds. Except for the identity of the Investment Adviser and the term of the contracts, the Investment Advisory Agreements of the Acquired Funds (other than the Mercury Insurance Company
                             Fund) and the corresponding Acquiring Fund are virtually the same. The rate of the investment advisory fee payable under the Investment Advisory Agreement for the HW Insurance Company Fund is identical to that payable under the Agreement for the Mercury Insurance Company Fund, but the Agreement also allows the Fund to pay operating expenses (unlike the current Agreement). H&W has agreed to pay the operating expenses of the HW Insurance Company Fund for at least the fiscal year ending June 30, 2002.

                             Class Structure. The Mercury Large Cap Fund and Mercury Small Cap Fund both offer two classes of shares, Class I and Class A (Class A shares of the Mercury Large Cap Fund began to be offered in late October 2001). The Mercury Insurance Company Fund offers only one class of shares. The Mercury Mid-Cap Fund offers Class A, B, C and I shares. The HW Large Cap Fund, HW Mid-Cap Fund and HW Small Cap Fund will offer Class A, B, C and I shares. The HW Insurance Company Fund will offer only one class of shares, with no class designation. Class A shares of the HW Mid-Cap Fund will be sold with a maximum initial sales charge of 5.25% (the same as the Mercury Mid-Cap Fund's maximum initial sales charge) and Class B shares will be subject to a slightly different contingent deferred sales charge schedule and will convert to Class A shares after approximately seven years (rather than the eight-year conversion to Class A shares for Class B shares of the Mercury Mid-Cap Fund). See "Comparison of the Funds -- Purchase of Shares."

                             Purchase of Shares. Shares of the Acquiring Funds are not currently being offered, pending the Reorganization. Thereafter, Acquiring Fund shares will be offered continuously for sale to the public. No sales charges will be payable in connection with the Reorganization. Class I shares of the Acquiring Funds will be sold with no initial sales charge (unlike Class I shares of the Acquired Funds, which are sold with a maximum initial sales charge of 5.25%) and generally impose a minimum initial investment requirement of $1 million (rather than $1,000, which is the minimum initial investment requirement for the Acquired Funds). Eligible investors for the Class I and Class A shares of the Acquiring Funds are similar to those of the Class I and Class A shares of the Acquired Funds. Class B and Class C shares are sold without an initial sales charge but are subject to contingent deferred sales charges. See "Comparison of the Funds -- Purchase of Shares."

                             Redemption of Shares. The redemption procedures for shares of the Acquiring Funds are similar to the redemption procedures for shares of the corresponding Acquired Funds. Class B and Class C shares are subject to contingent deferred sales charges. The contingent deferred sales charge schedule for Class B shares of the HW Mid-Cap Fund is slightly different from the schedule for Class B shares of the Mercury Mid-Cap Fund. See "Comparison of the Funds -- Redemption of Shares." Class A shareholders of the HW Small Cap Fund who purchase after the Reorganization must pay a redemption fee to the Fund if they redeem within 180 days of purchasing those shares.

                             Exchange Privilege. Acquiring Fund shareholders will have exchange privileges with other Acquiring Funds, except that shares of the HW Insurance Company Fund may not be exchanged (nor may shares of the Mercury Insurance Company Fund). If the Reorganization takes place, shareholders will no longer be able to exchange into Mercury mutual funds.

TAX CONSIDERATIONS.........  HW Fund and Mercury Fund will receive an opinion of counsel to the effect that, among other things, neither any Acquiring Fund nor any Acquired Fund will recognize gain or loss in the Reorganization, and no Acquired Fund shareholders will recognize gain or loss upon the receipt of shares of an Acquiring Fund in the Reorganization. Consummation of the Reorganization is subject to the receipt of such an opinion. The Reorganization will not affect the status of each Acquired Fund as a regulated investment company.

                             As of June 30, 2001, the Mercury Small Cap Fund had significant net capital losses that can be used by the HW Small Cap Fund to offset net realized gains. See "The Reorganization -- Tax Consequences of the Reorganization."

                             Shareholders of the Acquired Funds should consult their tax advisors concerning their individual circumstances.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The investment risks associated with an investment in an Acquiring Fund are virtually the same as the investment risks associated with an investment in the corresponding Acquired Fund, except that the Acquiring Funds' ability to buy foreign currency and use financial futures contracts for hedging purposes potentially gives rise to a new risk for those Funds (see "Derivatives" below). The investment risks associated with an investment in an Acquiring Fund also will apply to an investment in the Combined Fund after the Reorganization. These risks primarily are market and selection risk.

     As described above, each Acquiring Fund has substantially the same investment objective (with the exception noted for the Mercury Mid-Cap Fund), investment policies and permissible investments as each corresponding Acquired Fund, with the exception of the Acquiring Funds' ability to buy foreign currency and use futures contracts. The ability to buy foreign currency and use financial futures contracts for hedging purposes is not a principal strategy of the Acquiring Funds. For this reason, the Funds have virtually the same risks.

     The risk factors to which an investment in an Acquiring Fund is subject are set forth below and in the Prospectus that accompanies this Proxy Statement and Prospectus under the caption "Investment Risks." It is expected that the Reorganization itself will not adversely affect the rights of shareholders of any Fund or create significant additional risks.

     Except where noted, each Acquired Fund and each corresponding Acquiring Fund is subject to the following risks:

MARKET AND SELECTION RISKS

     Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform the market or other funds with similar investment objectives and investment strategies.

MID-CAP COMPANIES RISKS (Mercury Mid-Cap Fund; HW Mid-Cap Fund)

     These Funds invest in the securities of mid-cap companies. Investment in mid-cap companies involves more risk than investing in larger, more established companies. Mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a mid-cap company may lose substantial value.

SMALL COMPANIES RISKS (Mercury Small Cap Fund; HW Small Cap Fund)

     These Funds invest in the securities of small companies. Investment in small companies involves more risk than investing in larger, more established companies. Small companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund's investment in a small cap company may lose substantial value.

INITIAL PUBLIC OFFERINGS RISKS

     The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

PORTFOLIO TURNOVER (Mercury Mid-Cap Fund; HW Mid-Cap Fund; Mercury Small Cap Fund; HW Small Cap Fund)

     At times these Funds may purchase securities for short-term profits, which may result in a high portfolio turnover rate. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by these Funds.

     In addition to these principal risks, the Funds also may be subject to the following risks:

FOREIGN MARKET RISK

     Each Fund may invest up to 20% of its total assets in securities of companies located in foreign countries, including American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities by a foreign corporation. Foreign investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investments in foreign securities involve the following risks, which are generally greater for investments in emerging markets:

     - The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

     - Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

     - The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back into the U.S., or otherwise adversely affect the Fund's operations.

     - Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the U.S.

     - Prices of foreign securities may go up and down more than prices of securities traded in the U.S.

     - Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and not earning returns. The Fund also may miss investment opportunities or be unable to sell an investment because of these delays.

     - The value of the Fund's foreign holdings (and hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

     - The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

CONVERTIBLE SECURITIES

     Convertibles are generally bonds or preferred stocks that may be converted into common stock. Convertibles typically pay current income, as either interest (bond convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular bonds, so that if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

DEBT SECURITIES

     Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

DERIVATIVES

     Each Fund also may invest in options. Derivatives are financial instruments like futures, forwards and options, the values of which are derived from other securities, commodities or indexes (such as the S&P 500). Derivatives may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. The Acquiring Funds also may use financial futures contracts, another type of derivative. Derivatives are more volatile and involve significant risks, including:

     - LEVERAGE RISK -- Leverage risk is the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     - CREDIT RISK -- Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

     - CURRENCY RISK -- Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

     - LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

                            COMPARISON OF THE FUNDS

     Mercury Fund was organized under the laws of the Commonwealth of Massachusetts on August 22, 1984 under the name Olympic Trust. On October 7, 1994, its name was changed to Hotchkis and Wiley Funds. On October 6, 2000, the name was changed to Mercury HW Funds. Mercury Fund is a diversified, open-end, management investment company, currently comprised of eight separate diversified portfolios, including the four Acquired Funds. As of June 30, 2001, Mercury Fund had aggregate net assets of approximately $1.7 billion, of which $183 million was attributable to the Acquired Funds.

     HW Fund was organized under the laws of the State of Delaware on July 23, 2001. HW Fund is a diversified, open-end management investment company, comprised of four diversified portfolios, organized to acquire the assets of the Acquired Funds. As of October 17, 2001, HW Fund had $100,010 in assets (the amount necessary to register with the Securities and Exchange Commission as an investment company).

INVESTMENT OBJECTIVES

     The Acquired Funds have substantially similar investment objectives to those of the corresponding Acquiring Funds, except that the objective of the Mercury Mid-Cap Fund is current income and long-term growth of income as well as growth of capital, while the objective of the HW Mid-Cap Fund is limited to capital appreciation (i.e., growth of capital). Listed below is a comparison of the Funds' investment objectives. No assurance can be given that any Combined Fund will achieve its investment objective after the Reorganization.

               ACQUIRING FUND                                       ACQUIRED FUND
               --------------                                       -------------
HW Large Cap Fund -- current income and         Large Cap Fund -- current income and long-term growth
  long-term growth of income, as well as          of income, accompanied by growth of capital
  capital appreciation
HW Mid-Cap Fund -- capital appreciation         Mid-Cap Fund -- current income and long-term growth
                                                  of income, accompanied by growth of capital
HW Small Cap Fund -- capital appreciation       Small Cap Fund -- capital appreciation
HW Insurance Company Fund -- current income     Insurance Company Fund -- current income and
  and long-term growth of income, as well as      long-term growth of income, accompanied by growth
  capital appreciation                            of capital

INVESTMENT POLICIES

     The Acquired Funds have the same investment policies as the corresponding Acquiring Funds other than the Acquiring Funds' policy to permit the purchase of foreign currency (including forward currency contracts) and use of financial futures contracts for hedging purposes. See "About the Details" in the Acquiring Funds' prospectuses.

MANAGEMENT

     Board Members. The Board of Mercury Fund currently consists of four individuals, all of whom are not "interested persons" of the Fund as defined in the 1940 Act. The Board of HW Fund consists of four individuals, three of whom are not "interested persons" of that Fund. One of the Board Members serves on both Boards. After the Reorganization, the Board of HW Fund will serve as the Board of the Combined Fund. The Board Members are responsible for the overall supervision of the operation of their Fund and perform the various duties imposed on the directors/trustees of investment companies by the 1940 Act.

     Information about the Board Members and officers of HW Fund, including their ages and their principal occupations for at least the last five years, is set forth below.

     Randall H. Breitenbach (41) -- Trustee -- c/o H&W, 725 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017. Co-Founder, Director and CEO, BreitBurn Energy Company (1988 - present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 - present); Corporate Finance Analyst, ARCO Corporate Treasury Division (1987 - 1988); Reservoir & Facility Engineer, SOHIO Alaska Petroleum Company (1983 - 1985).

     Robert L. Burch III (67) -- Trustee -- One Rockefeller Plaza, New York, NY 10020. Managing Partner, A.W. Jones Co. (investments) (since 1984); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (since 1977).

     John A.G. Gavin (70) -- Trustee -- 2100 Century Park West, Los Angeles, CA 90067. Member of Latin America Strategy Board (since 2001); formerly Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 - 2001); Chairman, Gamma Holdings (international capital and consulting) (since 1968); U.S. Ambassador to Mexico (1981 - 1986); Director, Apex Mortgage Capital, Inc., Causeway Capital Management Trust, Ibero-America Media Partners, International Wire Corp. and TCW Galileo Funds.

     * Nancy D. Celick (50) -- Trustee, President and Principal Executive Officer -- 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Chief Operating Officer of H&W (since 2001); First Vice

---------------

* "Interested" Trustee, as defined in the 1940 Act, by virtue of her position with H&W.

President of Merrill Lynch Investment Managers, L.P., an affiliate of the Former Adviser ("MLIM") (2000 - 2001); Director of MLIM (1993 - 1999); Chief Financial Officer of Kennedy-Wilson, Inc. (auction marketing services) (1992 - 1993); Chief Financial Officer of First National Corporation (bank holding company) (1984 - 1992).

     Anna Marie S. Lopez (33) -- Treasurer and Principal Financial and Accounting Officer -- 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017. Chief Compliance Officer of H&W (since 2001); Compliance Officer of MLIM (1997 - 2001); Manager, Price Waterhouse (1991 - 1997).

     Richard H. Blank, Jr. (45) -- Secretary -- 111 Center Street, Little Rock, Arkansas 72201. Senior Vice President of Stephens Inc. (since 1983); Director of Capo Inc. (since 1986).

     Former Adviser and H&W. The Acquired Funds' Former Adviser was an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. On October 9, 2001, an affiliate of the Former Adviser sold its Los Angeles-based domestic equity asset management business to H&W, at which time H&W became the investment adviser to the Acquired Funds. H&W is a newly registered investment adviser, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of H&W, and Stephens-HW, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. See Proposal 2 for more information on H&W.

     Portfolio Management. The same portfolio managers for the Acquired Funds, formerly employed by the Former Adviser, are expected to serve as portfolio managers of the corresponding Acquiring Fund as employees of H&W. Fund Asset Management, L.P. served as the Former Adviser for the Acquired Funds pursuant to separate Investment Advisory Agreements for each Acquired Fund. H&W currently serves as Investment Adviser to the Acquired Funds under interim investment advisory agreements and will serve as the Investment Adviser for the Acquiring Funds, pursuant to separate Investment Advisory Agreements for each Acquiring Fund with H&W. With the exception of the identity of the Investment Adviser and their term, the Investment Advisory Agreements are substantially similar for each Fund other than the HW Insurance Company Fund. See Proposal 2 for more information regarding the Investment Advisory Agreements.

PURCHASE OF SHARES

     All of the Acquiring Funds other than HW Insurance Company Fund will offer four classes of shares, similar to the four classes of shares currently offered by Mercury Mid-Cap Fund. Currently, the Mercury Large Cap Fund and the Mercury Small Cap Fund offer only Class I and Class A shares. Unlike Class I shares of the Acquired Funds, Class I shares of the Acquiring Funds will be sold without a sales charge, but will generally require a minimum initial investment of $1 million (versus a minimum of $1,000 for Class I shares of the Acquired Funds). Class I shares of the Acquiring Funds will be offered primarily to pensions and profit-sharing plans, employee benefit plans, endowments, foundations, corporations and high net worth individuals. Class I shares of the Acquiring Funds also will be available through "wrap accounts" and "managed fund" programs sponsored by broker-dealers or other financial intermediaries who maintain an omnibus or pooled account for the Acquired Funds who do not require a Fund or H&W to pay an administrative or service fee, subject to investment minimums. Current Class I beneficial shareholders of the Acquired Funds also may purchase Class I shares of the Acquiring Funds.

     Class B shares of the Acquiring Funds will be sold with a maximum contingent deferred sales charge of 5% (rather than 4%, as applies to Class B shares of the Mercury Mid-Cap Fund) and they will convert to Class A shares after approximately seven years (rather than eight years, as applies to the Class B shares of the Mercury Mid-Cap Fund). Current Class B shares will retain their existing contingent deferred sales charge schedule. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto, see "Pricing of Shares" and "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for the HW Large Cap Fund, the HW Mid-Cap Fund and the HW Small Cap Fund.

REDEMPTION OF SHARES

     The procedure for redeeming shares of the Acquiring Funds is similar to the procedure for redeeming shares of the Acquired Funds. For purposes of computing any contingent deferred sales charge that may be payable upon disposition of Corresponding Shares of the Acquiring Funds acquired after the Reorganization, the holding period of Acquired Fund shares outstanding on the date the Reorganization takes place will be tacked onto the holding period of the Corresponding Shares of the Acquiring Funds acquired in the Reorganization. Class B shares of the HW Mid-Cap Fund (as well as the other Acquiring Funds) will be subject to a contingent deferred sales charge that applies for six years, the same as applies to the Mercury Mid-Cap Fund, except that the schedule is slightly different (5% in the first year for the HW Mid-Cap Fund versus 4% in the first year for the Mercury Mid-Cap Fund). Former shareholders of the Mercury Mid-Cap Fund will be subject to the contingent deferred sales charge schedule that applied when they originally purchased their Class B shares. Class A shareholders of the HW Small Cap Fund who purchase after the Reorganization will be subject to a redemption fee on redemptions made within 180 days of purchase. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus for the HW Large Cap Fund, the HW Mid-Cap Fund and the HW Small Cap Fund.

EXCHANGE OF SHARES

     Shareholders of any HW Fund, unlike shareholders of the Acquired Funds (other than the Mercury Insurance Company Fund), will not be entitled to exchange their shares for shares of Mercury mutual funds. Shareholders of the Acquiring Funds will have exchange privileges with other Acquiring Funds, except for the HW Insurance Company Fund.

PERFORMANCE

     General. The following tables provide performance information for the Acquired Funds for the periods indicated. Total return information is for the class of shares that has been offered for the longest period of time, and does not reflect sales charges. Average annual total return information is shown only for the class of shares that was outstanding for at least a full calendar year on December 31, 2000. Past performance is not indicative of future performance. If the Reorganization is approved, the Acquiring Funds will assume the performance history of their corresponding Acquired Fund.

                             MERCURY LARGE CAP FUND
(GRAPH)

                                                                             Total Return
                                                                             ------------
1991                                                                             34.62%
1992                                                                             13.95%
1993                                                                             15.78%
1994                                                                             -3.49%
1995                                                                             34.43%
1996                                                                             17.39%
1997                                                                             31.16%
1998                                                                              4.34%
1999                                                                             -2.35%
2000                                                                              9.18%

     During the periods shown in the bar chart, the highest return for a quarter was 17.70% (quarter ended March 31, 1991) and the lowest return for a quarter was -11.52% (quarter ended September 30, 1999). The year-to-date return as of September 30, 2001 was -0.83%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                          PAST         PAST         PAST
                                        ONE YEAR    FIVE YEARS    TEN YEARS     SINCE INCEPTION
                                        --------    ----------    ---------    -----------------
Class I*..............................    3.45%       10.17%        14.10%     10.43%   (6/24/87)

-------------------------

* Includes maximum initial sales charge of 5.25%. Class I shares of the HW Large Cap Fund will be sold without a sales charge.

                              MERCURY MID-CAP FUND
[GRAPH]

                                                                             Total Return
                                                                             ------------
1997                                                                             32.44%
1998                                                                            -10.26%
1999                                                                             16.87%
2000                                                                             44.23%

     During the periods shown in the bar chart, the highest return for a quarter was 26.36% (quarter ended June 30, 1999) and the lowest return for a quarter was -17.56% (quarter ended September 30, 1998). The year-to-date return as of September 30, 2001 was -1.77%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                                                PAST
                                                              ONE YEAR     SINCE INCEPTION
                                                              --------    -----------------
Class I*....................................................   36.66%     17.38%    (1/2/97)

-------------------------

* Includes maximum initial sales charge of 5.25%. Class I shares of the HW Mid-Cap Fund will be sold without a sales charge.

                             MERCURY SMALL CAP FUND
[GRAPH]

                                                                             Total Return
                                                                             ------------
1991                                                                             48.24%
1992                                                                             13.73%
1993                                                                             12.59%
1994                                                                              1.12%
1995                                                                             18.43%
1996                                                                             14.26%
1997                                                                             39.52%
1998                                                                            -15.56%
1999                                                                            -12.53%
2000                                                                             27.51%

     During the periods shown in the bar chart, the highest return for a quarter was 25.72% (quarter ended June 30, 1999) and the lowest return for a quarter was -26.96% (quarter ended September 30, 1998). The year-to-date return as of September 30, 2001 was 9.71%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                          PAST         PAST         PAST
                                        ONE YEAR    FIVE YEARS    TEN YEARS     SINCE INCEPTION
                                        --------    ----------    ---------    -----------------
Class I*..............................   20.82%        7.31%        12.45%     10.73%   (9/20/85)

-------------------------

* Includes maximum initial sales charge of 5.25%. Class I shares of the HW Small Cap Fund will be sold without a sales charge.

                         MERCURY INSURANCE COMPANY FUND
(GRAPH)

                                                                             Total Return
                                                                             ------------
1994                                                                             -2.06%
1995                                                                             34.36%
1996                                                                             19.07%
1997                                                                             32.33%
1998                                                                              6.45%
1999                                                                             -4.29%
2000                                                                             11.38%

     During the periods shown in the bar chart, the highest return for a quarter was 13.80% (quarter ended June 30, 1997) and the lowest return for a quarter was -11.51% (quarter ended September 30, 1999). The year-to-date return as of September 30, 2001 was -0.72%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                                      PAST         PAST
                                                    ONE YEAR    FIVE YEARS     SINCE INCEPTION
                                                    --------    ----------    -----------------
Investor Class....................................   11.38%       12.32%      12.72%   (1/29/93)

FINANCIAL HIGHLIGHTS

     Mercury Fund. The Financial Highlights of each Acquired Fund for each of its past five fiscal years is contained in that Fund's Prospectus. If the Reorganization is approved, the HW Large Cap Fund will continue the operations of the Mercury Large Cap Fund, the HW Mid-Cap Fund will continue the operations of the Mercury Mid-Cap Fund, the HW Small Cap Fund will continue the operations of the Mercury Small Cap Fund and the HW Insurance Company Fund will continue the operations of the Mercury Insurance Company Fund.

     HW Fund. No financial highlights of the Acquiring Funds are presented because those Funds have not yet commenced investment operations.

CODE OF ETHICS

     The Boards of HW Fund and Mercury Fund have approved Codes of Ethics (the "Codes of Ethics") pursuant to Rule 17j-1 under the 1940 Act that cover the Funds and the applicable Investment Advisers and principal underwriters. The Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the respective Fund.

SHAREHOLDER RIGHTS

     Shareholders of each Acquiring Fund are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Board Members and any other matter submitted to a shareholder vote. HW Fund does not intend to hold annual meetings of shareholders. However, HW Fund will be required to call special meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new investment advisory arrangements or of a change in the fundamental investment policies, investment objective or fundamental investment restrictions of an Acquiring Fund. Also, to the extent required by the 1940 Act, HW Fund will hold a shareholders' meeting to elect new Board Members at such time as less than a majority of the Board Members holding office have been elected by shareholders. In addition, HW Fund may hold shareholder meetings for approval of certain other matters as required by the Charter of HW Fund. The By-laws of HW Fund require that a special meeting of shareholders be held on the written request of the holders of at least 10% of the outstanding shares of HW Fund entitled to vote at the meeting, if such request is in compliance with applicable Delaware law. The voting rights for Board Members are not cumulative. Shares of HW Fund to be issued to Acquired Fund shareholders in the Reorganization will be fully paid and non-assessable, and will have no preemptive rights. Each share of each HW Fund is entitled to participate equally in dividends declared by that HW Fund and in its net assets on liquidation or dissolution after satisfaction of outstanding liabilities, except that Class A shares, Class B shares and Class C shares bear certain additional expenses. Rights attributable to shares of Mercury Fund are similar to those described above, except with regard to the exchange privilege described in "Exchange of Shares" above.

     Because HW Fund is organized as a Delaware business trust, the Acquiring Funds will have the advantage of being subject to Delaware law. Delaware has a favorable national reputation for its business laws and Delaware courts are among the nation's most highly respected. There is a well-established body of precedent which may help decide legal issues related to the HW Fund. In addition, unlike for Mercury Fund shareholders under Massachusetts law, Delaware law specifically entitles shareholders of business trusts to the same limitation of liability extended to shareholders of private (for profit) corporations.

DIVIDENDS

     The current policy of each Acquired Fund with respect to dividends is identical to the policy of its Acquiring Fund counterpart. It is each Fund's intention to distribute substantially all of its net investment income, if any. Dividends from such net investment income will be paid at least annually for the Mercury and HW Mid-Cap and Mercury and HW Small Cap Funds and quarterly for the Mercury and HW Large Cap and Insurance Company Funds. In addition, each Fund distributes all net realized capital gains, if any, to shareholders at least annually.

     Each Fund allows its shareholders to automatically reinvest dividends, without sales charge, in additional full and fractional shares of the relevant Fund unless a shareholder has elected to receive such dividends in cash.

     After the Reorganization, a shareholder of an Acquired Fund who has elected to receive dividends in cash will receive dividends of the Combined Fund in cash; all other former Acquired Fund shareholders will have their dividends automatically reinvested in shares of the Combined Fund.

TAX INFORMATION

     The tax consequences associated with an investment in shares of the Acquired Funds are substantially similar to the tax consequences associated with an investment in shares of the comparable Acquiring Fund. See "Dividends and Taxes" in the HW Fund Prospectuses.

PORTFOLIO TURNOVER

     Generally, no Acquiring Fund will purchase securities for short-term trading profits. However, a Fund may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to the Investment Adviser. No Fund has any limit on its rate of portfolio turnover. The portfolio turnover rates for the Acquired Funds for the fiscal years ended June 30, 2001 and 2000 were as follows:

                            FUND                              2001    2000
                            ----                              ----    ----
Mercury Large Cap...........................................   26%     41%
Mercury Mid-Cap.............................................  138%    179%
Mercury Small Cap...........................................  197%     97%
Mercury Insurance Company...................................   31%     21%

     A high portfolio turnover involves certain tax consequences such as an increase in capital gain dividends or an increase in ordinary income dividends of accrued market discount, and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions which are borne directly by the applicable Fund.

ADDITIONAL INFORMATION

     Net Asset Value. Both HW Fund and Mercury Fund determine net asset value of each class of shares of each of their series once daily as of the close of business on the NYSE on each day during which the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Net asset value is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time.

     Custodian. Brown Brothers Harriman & Co. ("Brown Brothers") acts as custodian of the cash and securities of Mercury Fund. The principal business address of Brown Brothers in such capacity is 40 Water Street, Boston, Massachusetts 02109-3661. Brown Brothers also acts as custodian for HW Fund. It is anticipated that Brown Brothers will serve as the custodian of the Combined Fund.

     Principal Underwriter. Stephens, Inc., an affiliate of H&W, is the principal underwriter of HW Fund. The principal business address of Stephens, Inc. is 111 Center Street, Little Rock, Arkansas 72201. FAM Distributors, Inc., an affiliate of the Former Adviser, is the principal underwriter of Mercury Fund. Its principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     Accounting Services. Mercury Fund entered into an agreement with State Street Bank and Trust Company ("State Street") effective January 1, 2001, pursuant to which State Street provides certain accounting services to each Acquired Fund. Each such Fund (other than the Mercury Insurance Company Fund, for which the Investment Adviser pays all operating expenses other than advisory fees) pays a fee for these services. Prior to January 1, 2001, the Former Adviser or its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM"), provided accounting services to each Acquired Fund (other than the Mercury Insurance Company Fund) and was reimbursed by the Fund at its cost in connection with such services. The Former Adviser continues to provide certain accounting services to each Acquired Fund and each Fund reimburses MLIM for the cost of these services.

     The table below shows the amounts paid by each applicable Acquired Fund to State Street and to MLIM or the Former Adviser for the periods indicated:

           MERCURY LARGE CAP FUND                            MERCURY MID-CAP FUND
---------------------------------------------    ---------------------------------------------
                                      PAID TO                                          PAID TO
                                       MLIM                                             MLIM
                          PAID TO     OR THE                               PAID TO     OR THE
                           STATE      FORMER                                STATE      FORMER
        PERIOD             STREET     ADVISER            PERIOD             STREET     ADVISER
        ------            --------    -------            ------            --------    -------
Fiscal year ended June                           Fiscal year ended June
  30, 2000............      N/A       $41,289    30, 2000..............      N/A       $ 2,493
Fiscal year ended June                           Fiscal year ended June
  30, 2001............    $15,569*    $24,890    30, 2001..............    $11,774*    $15,872

              MERCURY SMALL CAP FUND
---------------------------------------------------
                                        PAID TO
                         PAID TO          MLIM
                          STATE          OR THE
       PERIOD             STREET     FORMER ADVISER
       ------            --------    --------------
Fiscal year ended
  June 30, 2000......      N/A          $15,135
Fiscal year ended
  June 30, 2001......    $19,940*       $19,855

-------------------------
* Represents payments pursuant to the agreement between Mercury Fund and State Street commencing January 1, 2001.

     Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing
Agent. Financial Data Services, Inc. ("FDS"), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, an affiliate of the Former Adviser, serves as the transfer agent, dividend disbursing agent and shareholder servicing agent with respect to Mercury Fund (in such capacity, the "Transfer Agent"). The mailing address for FDS is P.O. Box 41621, Jacksonville, Florida 32232-5289. For the fiscal year ended June 30, 2001, the Acquired Funds paid the Transfer Agent fees as follows:

Mercury Large Cap..........................................  $80,888
Mercury Mid-Cap............................................  $21,494
Mercury Small Cap..........................................  $60,558
Mercury Insurance Company..................................  $     0

     Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and fund accountant for HW Fund. Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201, serves as Administrator for HW Fund.

     Capital Stock. HW Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, divided into four series, three of which offer four classes of shares designated Class I, Class A, Class B and Class C. Under the Charter of HW Fund, (i) HW Large Cap Fund, HW Mid-Cap Fund and HW Small Cap Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into four classes and
(ii) HW Insurance Company Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest of a single class.

     Mercury Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, no par value per share, currently divided into eight series, of which the Acquired Funds are divided into classes as follows. Under the Charter of Mercury Fund, (i) Mercury Large Cap Fund and Mercury Small Cap Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into two classes designated Class I and Class A, (ii) Mercury Mid-Cap Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into four classes designated Class I, Class A, Class B and Class C, and (iii) Mercury Insurance Company Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into a single class designated Investor Class.

     Shareholder Inquiries. Shareholder inquiries with respect to Mercury Fund may be addressed to the Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus. Shareholder inquiries with respect to the HW Fund may be addressed to the Fund at (866) HW-FUNDS or at the address set forth on the cover page of this Proxy Statement and Prospectus.

                               THE REORGANIZATION

GENERAL

     Under the Agreement and Plan (attached hereto as Exhibit I), each Acquiring Fund will acquire substantially all of the assets of the corresponding Acquired Fund and assume substantially all of the liabilities of the corresponding Acquired Fund and will simultaneously distribute to the corresponding Acquired Fund shares of the Acquiring Fund. Such shares will then be distributed on a proportionate basis to the shareholders of the Acquired Funds in termination of the Acquired Funds.

     The assets transferred by each Acquired Fund to the corresponding Acquiring Fund will equal (a) all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Agreement and Plan), and (b) all other assets owned directly or indirectly by such Acquired Fund as of such time.

     Mercury Fund will distribute the shares of the Acquiring Funds received by the Acquired Funds pro rata to their shareholders in return for such shareholders' proportional interests in the Acquired Funds. The shares of the Acquiring Funds received by the Acquired Funds' shareholders will have the same aggregate net asset value as each such shareholder's interest in the Acquired Funds as of the Valuation Time (previously defined as the "Corresponding Shares"). (See "How Shares are Priced" in the HW Fund Prospectuses for information concerning the calculation of net asset value.) The distribution of the Corresponding Shares will be accomplished by opening new accounts on the books of HW Fund in the names of all shareholders of the Acquired Funds, including shareholders holding Acquired Fund shares in certificate form, and transferring to each shareholder's account the Corresponding Shares of the Acquiring Fund representing such shareholder's interest previously credited to the account of the Acquired Fund. Shareholders holding Acquired Fund shares in certificate form may receive Corresponding Shares of the Acquiring Fund credited to their account in respect of such Acquired Fund shares by sending the certificates to the Transfer Agent accompanied by a written request for such exchange.

     Since the Corresponding Shares of the Acquiring Funds will be issued at net asset value and the shares of the Acquired Funds will be valued at net asset value for purposes of the Reorganization, the holders of shares of the Acquired Funds will not be diluted as a result of the Reorganization.

PROCEDURE

     On September 11, 2001, the Board of Mercury Fund, including a majority of the Board Members who are not "interested persons" of Mercury Fund as defined in the 1940 Act, approved the Agreement and Plan and the submission of such Agreement and Plan to the Acquired Funds' shareholders for approval. The Board of HW Fund, including all of the Board Members who are not "interested persons" of HW Fund as defined in the 1940 Act, approved the Agreement and Plan on September 11, 2001. Both Boards determined that the interests of their respective Funds' shareholders would not be diluted as a result of the Reorganization.

     If the shareholders of the Acquired Funds approve the Reorganization at the Meeting, and all required regulatory approvals are obtained and certain conditions are either met or waived, it is presently anticipated that the Reorganization will take place on February 4, 2002.

     THE BOARD OF MERCURY FUND RECOMMENDS THAT THE ACQUIRED FUND SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN.

TERMS OF THE AGREEMENT AND PLAN

     The following is a summary of the significant terms of the Agreement and Plan. This summary is qualified in its entirety by reference to the Agreement and Plan, attached hereto as Exhibit I.

     Valuation of Assets and Liabilities. The respective assets of each Acquired Fund and each Acquiring Fund will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "How Shares are Priced" in the HW Fund Prospectuses. Purchase orders for shares of any Acquired Fund which have not been confirmed as of the Valuation Time will be treated as assets of the Acquired Fund for purposes of the Reorganization; redemption requests with respect to any Acquired Fund shares which have not settled as of the Valuation Time will be treated as liabilities of the Acquired Fund for purposes of the Reorganization.

     Distribution of Shares of the Acquiring Funds. On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to its corresponding Acquired Fund a number of shares the aggregate net asset value of which will equal the aggregate net asset value of shares of the Acquired Fund as of the Valuation Time. Each holder of Acquired Fund shares will receive, in return for his or her proportionate interest in the Acquired Fund, Corresponding Shares of the Acquiring Fund having the same aggregate net asset value as the Acquired Fund shares held by such shareholder as of the Valuation Time.

     Expenses. The expenses of the Reorganization will be paid by MLIM, an affiliate of the Acquired Funds' Former Adviser, and by H&W. These expenses are expected to include the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the Meeting and the expenses related to the solicitation of proxies to be voted at the Meeting. Expenses relating to the HW Fund are expected to include the costs of printing sufficient copies of its Prospectuses to accompany the Proxy Statement and Prospectus. Certain additional expenses of the Reorganization, including expenses in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of the Agreement and Plan, legal fees, transfer agent fees, and audit fees, also will be borne by MLIM.

     Required Approvals. Under Mercury Fund's Charter, shareholder approval of the Agreement and Plan as to an Acquired Fund requires the affirmative vote of a majority of that Acquired Fund's shareholders voting at the Meeting, provided a quorum (one-third of such Fund's outstanding shares) is present.

     Amendments and Conditions. The Agreement and Plan may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of Mercury Fund and HW Fund pursuant to the Agreement and Plan are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganization by Acquired Fund shareholders, an opinion of counsel being received with respect to certain tax matters, opinions of counsel being received with respect to certain securities and other matters and the continuing accuracy of various representations and warranties of Mercury Fund and HW Fund being confirmed by the respective parties.

     Termination, Postponement and Waivers. The Agreement and Plan may be terminated, and the Reorganization abandoned at any time, whether before or after approval thereof by the Acquired Fund shareholders, prior to the Closing Date, or the Closing Date may be postponed: (i) by consent of the Boards of Mercury Fund and HW Fund; (ii) by Mercury Fund if any condition to any Acquired Fund's obligations has not been fulfilled or waived by such Fund; or (iii) by HW Fund if any condition to any Acquiring Fund's obligations has not been fulfilled or waived by such Fund.

POTENTIAL BENEFITS TO SHAREHOLDERS AS A RESULT OF THE REORGANIZATION

     The Board of Mercury Fund believes that shareholders of the Acquired Funds are likely to benefit from the Reorganization. Following the Reorganization, Acquired Fund shareholders will remain invested in an open-end fund that has the same investment objective (apart from the HW Mid-Cap Fund, which seeks only capital appreciation) and the same portfolio of securities as the Acquired Fund, with somewhat more investment flexibility. The Board believes that retaining the current portfolio managers for the Acquired Funds is critical. Since the portfolio managers are now employed by H&W, and the portfolio managers of the other series of Mercury Fund are employed by the Former Adviser, it no longer makes sense to have the Acquired Funds as part of the Mercury Fund organization for a number of reasons, including administrative and marketing ones.

     H&W proposed the Reorganization to the Mercury Fund Board so that the Acquired Funds could be distinguished from the other series of the Mercury Fund, which are advised by Mercury Advisors and are sold under the "Mercury brand." H&W informed the Board that it wanted to use the "Hotchkis and Wiley" brand, which had been in the name of the Mercury Fund prior to October 2000, since the Hotchkis and Wiley partnership had served as investment adviser to the Mercury Fund until it was acquired by Merrill Lynch in November 1996. Since H&W was proposing new service providers that were not affiliated with Merrill Lynch, it also made administrative sense to separate the Acquired Funds from the other series of Mercury Fund. The Mercury Fund Board has approved the Agreement and Plan under which all Acquired Fund shareholders would become shareholders of a Fund advised by H&W, and shareholders of the other series of Mercury Fund would continue to receive advisory services from the Former Adviser. Shareholders of the Combined Fund would have the advantage of receiving advisory services from an adviser focused solely on domestic equity value investing, which H&W and its affiliate, the HW Fund distributor, intend to market more aggressively than had previously been the case.

     The investment advisory fees charged to the Acquiring Funds are identical to those charged to their corresponding Acquired Fund, and H&W has agreed to continue through June 30, 2002 the current expense limitation for the Acquired Funds, except that the expense cap for Class I and Class A shares of the HW Large Cap Fund is .10% higher than the expense cap for Class I and Class A shares of the Mercury Large Cap Fund, due to somewhat higher estimated expenses for the HW Large Cap Fund. (See page 5 of this Proxy Statement and Prospectus for the Fee Table for these Class I and Class A shareholders.)

TAX CONSEQUENCES OF THE REORGANIZATION

     Summary. Mercury Fund and HW Fund will receive an opinion of counsel with respect to the Reorganization to the effect that, among other things, no Acquired Fund and no Acquiring Fund will recognize gain or loss on the transaction, and Acquired Fund shareholders will not recognize gain or loss upon receipt of Acquiring Fund shares in the Reorganization.

     General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a)(1) of the Code. The Agreement and Plan provides that Mercury Fund and HW Fund shall have received an opinion of Gardner, Carton & Douglas, counsel to the HW Fund and special tax counsel to Mercury Fund, on behalf of each Acquired Fund, to the effect that for Federal income tax purposes, (i) the transfer of all of the assets of an Acquired Fund to the respective Acquiring Fund in return solely for the applicable Corresponding Shares and the assumption of such Acquired Fund's liabilities as provided for in the Agreement and Plan will constitute a reorganization within the meaning of
Section 368(a) of the Code, and the respective Acquired Fund and the respective Acquiring Fund will each be a party to a reorganization within the meaning of
Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the respective Acquired Fund as a result of the Reorganization or on the distribution of the applicable Corresponding Shares to the respective Acquired Fund shareholders as provided for in the Agreement and Plan; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the respective Acquiring Fund as a result of the Reorganization;
(iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of an Acquired Fund on the receipt of the applicable Corresponding Shares in return for their shares of the respective Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of the applicable Acquired Fund in the hands of an Acquiring Fund will be the same as the tax basis of such assets in the hands of the respective Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the respective Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the respective Acquired Fund exchanged therefor; provided, that such

Acquired Fund shares were held as a capital asset; (viii) in accordance with
Section 1223 of the Code, an Acquiring Fund's holding period with respect to the assets acquired by it will include the period for which such assets were held by the respective Acquired Fund; and (ix) pursuant to Section 381(a) of the Code and regulations thereunder, an Acquiring Fund will succeed to and take into account certain tax attributes of the respective Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     As of June 30, 2001, Mercury Small Cap Fund had significant net realized capital losses. After the Reorganization, the shareholders of the Mercury Small Cap Fund may benefit from the ability of the HW Small Cap Fund to use these capital losses to offset any realized capital gains.

     Shareholders should consult their tax advisors regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders should consult their tax advisors as to the foreign, state and local tax consequences of the Reorganization.

     Status as a Regulated Investment Company. Each Acquired Fund has elected and qualified to be taxed as a regulated investment company under Sections 851-855 of the Code, and after the Reorganization, each Acquiring Fund intends to elect and so qualify.

APPRAISAL RIGHTS

     Shareholders of the Acquired Funds are not entitled to appraisal rights in connection with the Reorganization.

CAPITALIZATION

     The following tables set forth as of October 17th, 2001, (i) the capitalization of each Acquired Fund, (ii) the capitalization of each Acquiring Fund, and (iii) the pro forma capitalization of the Combined Fund as adjusted to give effect to the Reorganization.

MERCURY LARGE CAP FUND/HW LARGE CAP FUND

                                                       MERCURY
                                                      LARGE CAP      HW LARGE      PRO FORMA
                                                        FUND         CAP FUND      COMBINED
                                                    -------------    --------    -------------
Net Assets (000s)
  Class I Shares..................................  $  45,485,783    $ 8,333     $  45,494,116
  Class A Shares..................................             --      8,333             8,333
  Class B Shares..................................             --      8,333             8,333
  Class C Shares..................................             --      8,333             8,333
Net Asset Value per share
  Class I Shares..................................  $       15.35      10.00     $       15.35
  Class A Shares..................................             --      10.00             15.35
  Class B Shares..................................             --      10.00             15.35
  Class C Shares..................................             --      10.00             15.35
Shares Outstanding
  Class I Shares..................................   2,963,793.85     833.33      2,964,336.74
  Class A Shares..................................             --     833.33            542.89
  Class B Shares..................................             --     833.33            542.89
  Class C Shares..................................             --     833.33            542.89

MERCURY MID-CAP FUND/HW MID-CAP FUND

                                                     MERCURY
                                                     MID-CAP       HW MID-CAP      PRO FORMA
                                                      FUND            FUND         COMBINED
                                                  -------------    ----------    -------------
Net Assets (000s)
  Class I Shares................................  $  31,927,171     $ 8,333      $  31,935,504
  Class A Shares................................      4,777,130       8,333          4,785,463
  Class B Shares................................      6,782,357       8,333          6,790,690
  Class C Shares................................      3,829,842       8,333          3,838,175
Net Asset Value per share
  Class I Shares................................  $       15.66     $ 10.00      $       15.66
  Class A Shares................................          15.64       10.00              15.64
  Class B Shares................................          15.54       10.00              15.54
  Class C Shares................................          15.55       10.00              15.55
Shares Outstanding
  Class I Shares................................   2,038,893.00      833.33       2,039,425.14
  Class A Shares................................     305,538.19      833.33         306,071.01
  Class B Shares................................     436,471.30      833.33         437,003.44
  Class C Shares................................     246,295.71      833.33         246,827.83

MERCURY SMALL CAP FUND/HW SMALL CAP FUND

                                                       MERCURY
                                                      SMALL CAP      HW SMALL      PRO FORMA
                                                        FUND         CAP FUND      COMBINED
                                                    -------------    --------    -------------
Net Assets (000s)
  Class I Shares..................................  $  49,807,920     $8,333     $  49,816,253
  Class A Shares..................................        116,767      8,333           125,100
  Class B Shares..................................             --      8,333             8,333
  Class C Shares..................................             --      8,333             8,333
Net Asset Value per share
  Class I Shares..................................  $       24.77     $10.00     $       24.77
  Class A Shares..................................          25.03      10.00             25.03
  Class B Shares..................................             --      10.00             24.77
  Class C Shares..................................             --      10.00             24.77
Shares Outstanding
  Class I Shares..................................   2,010,897.77     833.33      2,011,234.20
  Class A Shares..................................       4,665.66     833.33          4,998.59
  Class B Shares..................................             --     833.33            336.43
  Class C Shares..................................             --     833.33            336.43

MERCURY INSURANCE COMPANY FUND/HW INSURANCE COMPANY FUND

                                                        MERCURY          HW
                                                       INSURANCE      INSURANCE
                                                        COMPANY        COMPANY       PRO FORMA
                                                         FUND           FUND         COMBINED
                                                     -------------    ---------    -------------
Net Assets (000s)..................................  $  42,740,583     $   10      $  42,740,593
Net Asset Value per share..........................  $       14.21     $10.00      $       14.21
Shares Outstanding.................................   3,007,365.49       1.00       3,007,366.19

PROPOSAL 2

                 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENTS

     At the Meeting, shareholders of each of the Acquired Funds will be asked to approve an Investment Advisory Agreement, which is being submitted in connection with the sale to H&W by Merrill Lynch Investment Managers, L.P., an affiliate of Fund Asset Management, L.P., doing business as Mercury Advisors (the "Former Adviser"), of certain assets including contract rights to advise the Acquired Funds (the "Sale"). Principals of H&W formerly were employed by the Former Adviser. H&W's address is 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017. In anticipation of the Sale causing an "assignment" under the 1940 Act of the Investment Advisory Agreements between the Mercury Fund and the Former Adviser with respect to each of the Acquired Funds (the "Former Investment Advisory Agreements"), the Mercury Fund Board approved Interim Agreements as described below. As required by the 1940 Act, the Former Investment Advisory Agreements provided for their automatic termination in the event of their assignment. The Former Investment Advisory Agreements were last approved by the Mercury Fund Board on July 31, 2001 and by shareholders on September 27, 1996. The Board of the Mercury Fund approved on September 11, 2001 interim investment advisory agreements ("Interim Agreements") pursuant to which H&W, through the same portfolio managers, would provide investment advice to the Acquired Funds effective from the date of the Sale, October 9, 2001, through the earlier of the expiration of 150 days from the commencement of the Interim Agreements or the date of shareholder approval of New Investment Advisory Agreements as described below (the "Interim Period"). The Board of the Mercury Fund also approved, subject to shareholder approval, new Investment Advisory Agreements pursuant to which H&W would continue to advise the Acquired Funds (effective upon shareholder approval rendered at the Meeting and continuing until either the Closing Date or for two years from their date and thereafter if approved in accordance with the requirements of the 1940 Act) (the "New Investment Advisory Agreements").* THE BOARD OF THE MERCURY FUND RECOMMENDS THAT YOU APPROVE THE NEW INVESTMENT ADVISORY AGREEMENTS.

     Investment advisory personnel of the Former Adviser who provided investment management services to the Acquired Funds have continued in that role and are expected to continue to do so as personnel of H&W. Thus, the Sale will not affect the Funds' investment management services, day-to-day operations or the investment process.

     Under the New Investment Advisory Agreements, the advisory fees paid by the Acquired Funds will not increase as a result of the Sale. The fees payable to H&W under the Interim Agreements are deposited into an interest-bearing escrow account maintained by an independent escrow agent. The escrow agent will release the amount held in the escrow account (including any interest earned) to H&W under an Interim Agreement only upon approval of the New Investment Advisory Agreement by the shareholders of the relevant Acquired Fund. If a New Investment Advisory Agreement is not approved by a vote of a majority of an Acquired Fund's outstanding voting securities within 150 days of the Sale, H&W will receive from the escrow account as full compensation for its services under the Interim Agreement the lesser of: (i) the sum of the amount of any costs incurred by H&W in performing its duties under the Interim Agreement prior to such termination plus any interest earned on that amount, or (ii) the sum of the amount deposited in the escrow account plus any interest earned on that amount. In no event will compensation paid to H&W under the Interim Agreements exceed the amount permitted by Rule 15a-4 under the 1940 Act.

     The provisions of the New Investment Advisory Agreements for each New Fund other than the HW Insurance Company Fund are identical in all material respects (with the exception of the name of

---------------

* If Proposal 1 is approved, each Acquired Fund will transfer its assets to a corresponding Acquiring Fund. At that time, new investment advisory agreements with HW Fund, which are virtually identical to the New Investment Advisory Agreements except for the name of the Fund, will take effect. If Proposal 1 is not approved but Proposal 2 is approved, H&W will continue to serve as Investment Adviser to the Acquired Funds under the New Investment Advisory Agreements.

the Investment Adviser and their terms) to the Former Investment Advisory Agreements previously in effect between the Mercury Fund on behalf of each Acquired Fund and the Former Adviser. For the HW Insurance Company Fund, the fee rate payable under the New Investment Advisory Agreement is identical to the fee rate payable under the Former Investment Advisory Agreement, but under the New Investment Advisory Agreement, the HW Insurance Company Fund (rather than the Investment Adviser) is responsible for paying its own operating expenses. Nevertheless, H&W has agreed to continue paying the HW Insurance Company Fund's operating expenses through June 30, 2002. See "Summary -- Fee Tables" on pages 5 through 11 for the current and pro forma fees and expenses (including advisory fees) of the Funds.

     Shareholders should consider the following factors in determining whether it is fair to compensate H&W for services rendered during the Interim Period and thus to approve the New Investment Advisory Agreements:

     - The Board of the Mercury Fund, including a majority of its independent Board Members, has approved the New Investment Advisory Agreements for each of the Acquired Funds;

     - No change in any Acquired Fund's investment objective or investment restrictions has taken or will take place during the Interim Period and through the Closing Date; changes to investment policies approved by the Mercury Fund Board will be implemented by the portfolio managers during the Interim Period and will continue through the Closing Date;

     - Under the terms of the New Investment Advisory Agreements, there has been and will be no change in the fees payable by an Acquired Fund for advisory services, nor will there be any reduction in services provided by H&W; and

     - Investment personnel formerly employed by the Former Adviser, who are experienced in managing the Acquired Funds, have managed and are expected to continue to manage the Acquired Funds' investment programs under the New Investment Advisory Agreements with H&W.

     A form of the New Investment Advisory Agreement is attached as Exhibit II.

INFORMATION ABOUT THE AGREEMENTS

     Apart from the New Investment Advisory Agreement for the HW Insurance Company Fund, each of the New Investment Advisory Agreements is substantially similar to each of the Former Investment Advisory Agreements to which it corresponds, with the exception of the name of the Investment Adviser and the term of the Agreement. Under both sets of agreements, the Former Adviser or H&W, respectively, is responsible for both administrative and investment advisory services to the Funds. For its services, each Fund pays the Investment Adviser a fee, computed daily and payable monthly, at an annual rate as follows:

                                                         ANNUAL FEE
                                                     (AS A % OF AVERAGE
                       FUND                             NET ASSETS)*
                       ----                          ------------------
Large Cap..........................................        .75%
Mid-Cap............................................        .75%
Small Cap..........................................        .75%
Insurance Company..................................  .60% of the first
                                                       $10 million;
                                                      .50% thereafter

-------------------------
* The Investment Adviser has agreed to limit expenses of each Fund as described above under "Summary-Fee Tables." The Investment Adviser to the Mercury Insurance Company Fund pays all of that Fund's expenses other than the advisory fee. For the fiscal year ended June 30, 2001, those expenses totaled $66,987.

     For the fiscal year ended June 30, 2001, the Acquired Funds paid the Former Adviser (or MLIM, an affiliate of the Former Adviser) the following advisory fees:

                                                 FEE PAID FOR THE
                 FUND                    FISCAL YEAR ENDED JUNE 30, 2001*
                 ----                    --------------------------------
Mercury Large Cap......................              $381,703
Mercury Mid-Cap........................              $159,210
Mercury Small Cap......................              $288,574
Mercury Insurance Company..............              $216,113

-------------------------
* In addition, the Investment Adviser agreed to limit expenses of each Fund for the fiscal year ended June 30, 2001 to the same extent as described above under "Summary-Fee Tables." As a result, the Former Adviser or its affiliate, MLIM, paid the following expenses for the fiscal year ended June 30, 2001:
  Mercury Large Cap Fund -- $127,193, Mercury Mid-Cap Fund -- $93,871 and Mercury Small Cap Fund -- $31,669. The Investment Adviser to the Mercury Insurance Company Fund paid all of that Fund's expenses other than the advisory fee.

     In addition to the fee payable to the Investment Adviser, each Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trustees other than those affiliated with the Investment Adviser; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration or notice filings under federal or state securities laws for the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy materials to shareholders of the Fund; (x) all other expenses incident to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations which the Fund may have to indemnify the officers and Trustees with respect thereto; and (xiii) all expenses which the Fund agrees to bear in any distribution agreement or in any plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. The Investment Adviser under the Former Investment Advisory Agreement for the Mercury Insurance Company Fund and H&W under the Interim Agreement paid or pays these operating expenses for the Fund.

     If Proposal 2 is not approved as to an Acquired Fund but Proposal 1 is approved as to that Fund, H&W will serve as Investment Adviser to the Combined Fund pursuant to an advisory agreement approved by the initial HW Fund shareholder. If neither Proposal 1 nor Proposal 2 is approved as to an Acquired Fund, the Board of Mercury Fund will consider other options, such as retaining a new adviser or re-submitting either or both Proposals to shareholders.

INFORMATION ABOUT H&W

     H&W was formed as a Delaware limited liability company on June 28, 2001, primarily for the purpose of acquiring the Los Angeles domestic equity asset management business conducted by the Former Adviser, formerly "Hotchkis and Wiley." (Until November 1996, Hotchkis and Wiley had been operated as a partnership that had served as investment adviser to what in October 2000 came to be called the "Mercury HW Funds." In November 1996, MLIM acquired Hotchkis and Wiley. After the Sale, employees of the former Hotchkis and Wiley will again conduct an asset management business using the name "Hotchkis and Wiley," but will no longer be affiliated with any entity affiliated with Merrill Lynch & Co., Inc.) H&W's primary business is advising the Acquired Funds and the HW Fund and certain other investment companies and domestic equity separate accounts that are managed in a similar fashion.

     H&W is a limited liability company the primary members of which are HWCap Holdings, a limited liability company whose members are employees of H&W, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. HWCap Holdings owns 59% and Stephens-H&W owns 40% of the outstanding shares of H&W.

     The table below lists the name, address, position with H&W and principal occupation during the past five years for the principal executive officers and directors of H&W. The table also lists each officer or trustee of the HW Fund who is an officer, employee, director, general partner or shareholder of H&W and its affiliates.

            NAME AND ADDRESS                   POSITION AND PRINCIPAL OCCUPATION
            ----------------                   ---------------------------------
George H. Davis, Jr., 725 S. Figueroa      Member of Executive Committee and Chief
Street, 39th Floor, Los Angeles,           Executive Officer of H&W (since 2001);
California 90017                           Managing Director of MLIM (1996-2001).
Nancy D. Celick, 725 S. Figueroa Street,   Member of Executive Committee and Chief
39th Floor, Los Angeles, California 90017  Operating Officer of H&W (since 2001);
                                           First Vice President of MLIM (2000-2001);
                                           Director of MLIM (1996-1999); President
                                           and Trustee of HW Fund.
Warren A. Stephens, 111 Center Street,     Member of Executive Committee of H&W
Little Rock, Arkansas 72201                (since 2001) and President and Chief
                                           Executive Officer of Stephens Inc.
Jon E. M. Jacoby, 111 Center Street,       Member of Executive Committee of H&W
Little Rock, Arkansas 72201                (since 2001) and Senior Executive Vice
                                           President of Stephens Inc.
Richard H. Blank, Jr., 111 Center Street,  Senior Vice President of Stephens Inc.;
Little Rock, Arkansas 72201                Secretary of HW Fund.
Anna Marie S. Lopez, 725 S. Figueroa       Chief Compliance Officer of H&W;
Street, 39th Floor, Los Angeles,           Treasurer of HW Fund.
California 90017

     H&W serves as investment subadviser to the following registered investment companies with similar investment objectives, policies and strategies to the Acquired Funds:

                                                                ANNUAL                  APPROXIMATE
                                                            MANAGEMENT FEE            NET ASSETS AS OF
                       FUND                         (AS A % OF AVERAGE NET ASSETS)     JUNE 30, 2001*
                       ----                         ------------------------------    ----------------
Strategic Partners Style Specific Funds -- Large
  Capitalization Value Fund.......................                0.30%                 $ 26 million
The Target Portfolio Trust -- Large Capitalization
  Value Portfolio.................................                0.30%                 $151 million
AMR Investment Services Trust.....................                0.24%                 $226 million
-- American AAdvantage Funds -- American
   AAdvantage Large Cap Value Fund
-- American AAdvantage Mileage Funds -- American
   AAdvantage Large Cap Value Mileage Fund
AMR Investment Services Trust.....................              0.5625%                 $ 54 million
-- American AAdvantage Mileage Funds -- American
   AAdvantage Small Cap Value Fund
-- American AAdvantage Mileage Funds -- American
   AAdvantage Small Cap Mileage Fund

-------------------------

* Net assets of the portion advised by H&W (on which fee is based).

     No commissions were paid to any affiliated broker of the Investment Adviser by the Acquired Funds during the fiscal year ended June 30, 2001.

                       INFORMATION CONCERNING THE MEETING

DATE, TIME AND PLACE OF MEETING

     The Meeting will be held on December 7, 2001, at the offices of HW Fund, 725 South Figueroa Street, 39th Floor, Los Angeles, California, at 10:00 a.m., Pacific time.

SOLICITATION, REVOCATION AND USE OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of Mercury Fund. Although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the approval of the Agreement and Plan and "FOR" the approval of the New Investment Advisory Agreement.

     It is not anticipated that any matters other than the approval of the Agreement and Plan and approval of New Investment Advisory Agreements will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

RECORD DATE AND OUTSTANDING SHARES

     The Board of Trustees of Mercury Fund has fixed the close of business on October 17, 2001 as the record date (the "Record Date") for the determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Meeting and at any adjournment thereof. Each shareholder of an Acquired Fund on the Record Date will be entitled to one vote for each share held, with no share having cumulative voting rights.

     Only holders of record of shares of the Acquired Funds at the close of business on the Record Date are entitled to vote at the Meeting or any adjournment thereof. At the close of business on the Record Date, the following shares of the Acquired Funds of Mercury Fund were issued and outstanding and entitled to vote:

Mercury Large Cap Fund  --      Class I Shares:           2,963,798.535
Mercury Mid-Cap Fund    --      Class I Shares:           2,038,360.420
                                Class A Shares:             305,001.399
                                Class B Shares:             441,087.434
                                Class C Shares:             245,421.650
Mercury Small Cap Fund  --      Class I Shares:           2,010,784.668
                                Class A Shares:               4,663.664
Mercury Insurance       --      Investor Class Shares:    3,007,364.809
  Company Fund

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS AND MANAGEMENT OF MERCURY FUND AND HW FUND

     To the knowledge of Mercury Fund, no person or entity owned of record or beneficially 5% or more of any class of any Acquired Fund's outstanding shares as of the Record Date except as set forth in Exhibit III to this Proxy Statement and Prospectus.

     At the Record Date, the Board Members and officers of Mercury Fund as a group (7 persons) owned an aggregate of less than 1% of the outstanding shares of any Acquired Fund.

     As of the Record Date, Stephens or H&W owned all of the outstanding shares of each Acquiring Fund.

VOTING RIGHTS AND REQUIRED VOTE

     For purposes of this Proxy Statement and Prospectus, each share of each class of each Acquired Fund is entitled to one vote. Approval of the Agreement and Plan as to an Acquired Fund requires the affirmative vote of a majority of such Fund's shareholders, with all shares voting as a single class, provided a quorum is present. Approval of the Investment Advisory Agreement as to an Acquired Fund requires a 1940 Act majority of such Acquired Fund's shares.

     Shareholders of Mercury Fund are not entitled to demand the fair value of their shares upon a transfer of assets and will be bound by the terms of the Reorganization if approved at the Meeting. However, any shareholder of an Acquired Fund may redeem his or her shares prior to the Reorganization.

     A quorum for purposes of the Meeting consists of one-third of the outstanding shares of each Acquired Fund, present in person or by proxy, at the Meeting. If, by the time scheduled for the Meeting, a quorum of an Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of the proposals are not received from the shareholders of an Acquired Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the applicable Acquired Fund.

                             ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus and the expenses related to solicitation of proxies to be voted at the Meeting will be borne by MLIM and H&W. MLIM and H&W will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of Mercury Fund and will reimburse certain persons that Mercury Fund may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of Mercury Fund.

     In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of Mercury Fund. Mercury Fund has retained Georgeson Shareholder Communications Inc., 17 State Street, New York, New York 10004, 1-888-899-1694, to aid in the solicitation of proxies, at a cost to be borne by MLIM of approximately $10,000 plus out-of-pocket expenses, which are estimated to be $2,000.

     Broker-dealer firms, including Merrill Lynch, holding shares of any Acquired Fund in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms, including Merrill Lynch, will not be permitted to vote without instructions with respect to the approval of the Agreement and Plan or Investment Advisory Agreement. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has received no instructions and therefore has declined to vote on a proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. However, abstentions and broker non-votes will have the same effect as a vote against approval of the Agreement and Plan or Investment Advisory Agreement.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto, which Mercury Fund and HW Fund, respectively, have filed with the Commission under the Securities Act and the 1940 Act, to which reference is hereby made.

     Mercury Fund and HW Fund file reports and other information with the Commission. Reports, proxy statements, registration statements and other information filed by Mercury Fund and HW Fund can be inspected and copied at the public reference facilities of the Commission in Washington, D.C. at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the HW Fund Prospectuses, the HW Fund Statement of Additional Information, the Acquired Fund Prospectuses, the Acquired Fund Statements of Additional Information, other material incorporated herein by reference and other information regarding the Funds.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Reorganization will be passed upon for HW Fund by Gardner, Carton & Douglas, 321 North Clark Street, Suite 3400, Chicago, Illinois 60610 and such firm will rely as to matters of Delaware law on the opinion of Morris Nichols Arsht & Tunnell, P.O. Box 1347, Wilmington, Delaware 19899. Certain legal matters in connection with the Reorganization will be passed upon for Mercury Fund by Gardner, Carton & Douglas, which firm will rely as to matters of Massachusetts law on the opinion of Sullivan & Worcester, LLP, One Post Office Square, Boston, Massachusetts 02109. Certain tax matters will be passed upon for Mercury Fund by Gardner, Carton & Douglas, special tax counsel to Mercury Fund.

                                    EXPERTS

     The financial highlights of the Acquired Funds included in the Prospectuses of the Acquired Funds that are incorporated by reference into this Proxy Statement and Prospectus have been so included in reliance on the reports of Ernst & Young LLP, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of Ernst & Young LLP is 99 Wood Avenue South, Iselin, New Jersey 08830-0471. PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, will serve as the independent auditors for the Combined Fund after the Reorganization.

                             SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meetings of shareholders of Mercury Fund must be received by Mercury Fund a reasonable time before the solicitation relating to such meeting is to be made by the Board of Mercury Fund in order to be considered in Mercury Fund's proxy statement and form of proxy relating to the meeting. Any shareholder of Mercury Fund who desires to bring a proposal at any subsequent meeting of the shareholders of Mercury Fund without including such proposal in Mercury Fund's proxy statement relating to the meeting must deliver notice of such proposal to Mercury Fund a reasonable time before Mercury Fund begins to print and mail the proxy solicitation materials to be used in connection with such meeting.

                                          By Order of the Board of Trustees,

                                          Phillip S. Gillespie
                                          Secretary, Mercury HW Funds

October 26, 2001

                                   EXHIBIT I
                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 23rd day of October, 2001, by and between Hotchkis and Wiley Funds ("H&W Funds"), on behalf of Hotchkis and Wiley Large Cap Value Fund, Hotchkis and Wiley Mid-Cap Value Fund, Hotchkis and Wiley Small Cap Value Fund and Hotchkis and Wiley Equity Fund for Insurance Companies (each, an "Acquiring Fund" and collectively, the "Acquiring Funds"), and Mercury HW Funds ("Mercury Funds"), on behalf of Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund, Mercury HW Small Cap Value Fund and Mercury HW Equity Fund for Insurance Companies (each, an "Acquired Fund" and collectively, the "Acquired Funds" and together with the Acquiring Funds, the "Funds"). H&W Funds is a Delaware business trust and each of the Acquiring Funds is a separate series of H&W Funds. Mercury Funds is a Massachusetts business trust and each of the Acquired Funds is a separate series of Mercury Funds.

                             PLAN OF REORGANIZATION

     The reorganization will consist of (i) the acquisition by H&W Funds on behalf of Hotchkis and Wiley Large Cap Value Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of the Mercury HW Large Cap Value Fund in exchange solely for an equal aggregate value of newly-issued shares of beneficial interest of Hotchkis and Wiley Large Cap Value Fund, (ii) the acquisition by H&W Funds on behalf of Hotchkis and Wiley Mid-Cap Value Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of the Mercury HW Mid-Cap Value Fund in exchange solely for an equal aggregate value of newly-issued shares of beneficial interest of Hotchkis and Wiley Mid-Cap Value Fund, (iii) the acquisition by H&W Funds on behalf of Hotchkis and Wiley Small Cap Value Fund of substantially all of the assets, and the assumption of substantially all of the liabilities, of the Mercury HW Small Cap Value Fund in exchange solely for an equal aggregate value of newly-issued shares of beneficial interest of Hotchkis and Wiley Small Cap Value Fund, (iv) the acquisition by H&W Funds on behalf of Hotchkis and Wiley Equity Fund for Insurance Companies of substantially all of the assets, and the assumption of substantially all of the liabilities, of the Mercury HW Equity Fund for Insurance Companies in exchange solely for an equal aggregate value of newly-issued shares of beneficial interest of Hotchkis and Wiley Equity Fund for Insurance Companies, and (v) the subsequent distribution by each Acquired Fund of the Corresponding Shares (as defined herein) to its shareholders in proportion to such shareholders' interest in each Acquired Fund in termination of the Acquired Funds, all upon and subject to the terms hereinafter set forth (the "Reorganization").

     In the course of the Reorganization, shares of each Acquiring Fund will be distributed to shareholders of each Acquired Fund as follows: (i) each holder of shares of Mercury HW Large Cap Value Fund will be entitled to receive shares of the Hotchkis and Wiley Large Cap Value Fund of the same class (i.e., holders of Class I Shares will receive Class I Shares and holders of Class A Shares will receive Class A Shares) (collectively, the "H&W Large Cap Shares"), as the shares of Mercury HW Large Cap Value Fund owned by such shareholder on the Closing Date (as defined herein), (ii) each holder of shares of Mercury HW Mid-Cap Value Fund will be entitled to receive shares of the Hotchkis and Wiley Mid-Cap Value Fund of the same class (i.e., holders of Class I Shares will receive Class I Shares, holders of Class A Shares will receive Class A Shares, holders of Class B Shares will receive Class B Shares and holders of Class C Shares will receive Class C Shares) (collectively, the "H&W Mid-Cap Shares"), as the shares of Mercury HW Mid-Cap Value Fund owned by such shareholder on the Closing Date, (iii) each holder of shares of Mercury HW Small Cap Value Fund will be entitled to receive shares of the Hotchkis and Wiley Small Cap Value Fund of the same class (i.e., holders of Class I Shares will receive Class I Shares and holders of Class A Shares will receive Class A Shares) (collectively, the "H&W Small Cap Shares"), as the shares of Mercury HW Small Cap Value Fund owned by such shareholder on the Closing Date and (iv) each holder of Investor Class shares of Mercury HW Equity Fund for Insurance

Companies will be entitled to receive shares of the Hotchkis and Wiley Equity Fund for Insurance Companies (collectively, the "H&W Equity Fund for Insurance Companies Shares" and together with the H&W Large Cap Shares, the H&W Mid-Cap Shares and the H&W Small Cap Shares, the "Corresponding Shares"). The aggregate net asset value of the Corresponding Shares to be received by each shareholder of each Acquired Fund will equal the aggregate net asset value of the Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein). It is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

     As promptly as practicable after the consummation of the Reorganization, each Acquired Fund shall be terminated as a series of Mercury Funds.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, Mercury Funds on behalf of each Acquired Fund and H&W Funds on behalf of each Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.

     (a) Definitions. As used herein the following terms have the following respective meanings (such definitions to be equally applicable to both the singular and plural forms of the terms defined):

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto in the second paragraph under the heading "Plan of Reorganization" hereof.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority including, without limitation, any federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, body of arbitrators, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
     Section 3(m) hereof.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the first paragraph under the heading "Plan of Reorganization" hereof.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     (b) Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     (c) Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. The Reorganization.

     (a) Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Funds, and to the other terms and conditions contained herein, on the Closing Date, Mercury Funds, on behalf of each Acquired Fund, shall convey, transfer and deliver to the applicable Acquiring Fund, and H&W Funds, on behalf of each Acquiring Fund, shall purchase, acquire and accept from each Acquired Fund, free and clear of all Liens (other than Permitted Liens), substantially all of the assets of each Acquired Fund (collectively, the "Assets").

     (b) Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of each Acquired Fund, and to the other terms and conditions contained herein, on the Closing Date, H&W Funds, on behalf of each Acquiring Fund, will assume and agree to pay, perform and discharge when due substantially all of the obligations and liabilities of each Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (collectively, the "Assumed Liabilities").

     (c) Issuance and Valuation of Corresponding Shares in the
Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets acquired by H&W Funds, on behalf of each Acquiring Fund, hereunder, determined as hereinafter provided shall be issued by each Acquiring Fund to the applicable Acquired Fund in return for the Assets and assumption of the Assumed Liabilities. The net asset value of each Acquired Fund shall be determined in accordance with the procedures described in the prospectus of each Acquired Fund under "How Shares are Priced." Such valuation and determination shall be made by each Acquired Fund in cooperation with the applicable Acquiring Fund.

     (d) Distribution of Corresponding Shares to Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time,
Mercury Funds, on behalf of each Acquired Fund, will distribute all Corresponding Shares of each Acquiring Fund received by it in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in each Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of H&W Funds, with respect to each Acquiring Fund, in the amounts due the shareholders of each Acquired Fund based on their respective holdings in each Acquired Fund as of the Valuation Time.

     (e) Interest; Proceeds. Mercury Funds, on behalf of each Acquired Fund, will pay or cause to be paid to each Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to the Assets.

     (f) Valuation Time. The Valuation Time shall be 4:00 P.M., New York time, on February 1, 2002, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

     (g) Evidence of Transfer. Mercury Funds, on behalf of each Acquired Fund, and H&W Funds, on behalf of each Acquiring Fund, will jointly file any instrument as may be required by the State of Delaware or the Commonwealth of Massachusetts to effect the transfer of the Assets to H&W Funds and each will execute and deliver such further instruments or other documents necessary or desirable to effect or evidence the transfer of the Assets from Mercury Funds to H&W Funds.

     (h) Termination of Acquired Funds. Mercury Funds will terminate each Acquired Fund as a series of Mercury Funds following the Closing Date.

3. Representations and Warranties of the Acquired Funds.

     Mercury Funds, on behalf of each Acquired Fund, represents and warrants to, and agrees with, H&W Funds, on behalf of each Acquiring Fund, as follows:

          (a) Formation and Qualification. Each Acquired Fund is a separate series of Mercury Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts. Mercury Funds, on behalf of each Acquired Fund, has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

          (b) Licenses. Mercury Funds, on behalf of each Acquired Fund, holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of the business of each Acquired Fund as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on an Acquired Fund. Mercury Funds is duly registered under the Investment Company Act as a diversified, open-end management investment company (File No. 811-4182), and such registration has not been revoked or rescinded and is in full force and effect. Each Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851 - 855 of the Code at all times since inception of each Acquired Fund, and Mercury Funds intends that each Acquired Fund continue to so qualify until consummation of the Reorganization.

          (c) Authority. Mercury Funds, on behalf of each Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement and to consummate the transactions contemplated hereby. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary action of the Board of Trustees of Mercury Funds, and subject to approval by the shareholders of each Acquired Fund, this Agreement constitutes a valid and binding obligation enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (d) Financial Statements. Each Acquiring Fund has been furnished with an audited statement of assets and liabilities and a schedule of investments of the applicable Acquired Fund, each as of June 30, 2001, those financial statements having been audited by Ernst & Young LLP, independent auditors. Such audited financial statements present fairly, in all material respects, the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with accounting principles generally accepted in the United States applied on a consistent basis. An unaudited statement of assets and liabilities of each Acquired Fund and an unaudited schedule of investments of each Acquired Fund, each as of the Valuation Time, will be furnished to each Acquiring Fund at or prior to the Closing Date for the purpose of determining the number of Corresponding Shares of each Acquiring Fund to be issued pursuant to Section 2(c) of this Agreement; and each such statement and schedule will fairly present the financial position of each Acquired Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) Prospectus and Statement of Additional Information. Each Acquiring Fund has been furnished with the applicable Acquired Fund Prospectus and the applicable Acquired Fund Statement of Additional Information, and the Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (f) Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of Mercury Funds, on behalf of each Acquired Fund, threatened against Mercury Funds which assert liability on the part of an Acquired Fund that could reasonably be expected to have a Material Adverse Effect on an Acquired Fund. None of the Acquired Funds has been charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on an Acquired Fund.

          (g) Material Contracts. There are no material contracts outstanding to which Mercury Funds, on behalf of each Acquired Fund, is a party that have not been disclosed in the N-14 Registration Statement or which will not otherwise be disclosed to the Acquiring Funds prior to the Valuation Time.

          (h) No Conflict. The execution and delivery of this Agreement by Mercury Funds, on behalf of each Acquired Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) Mercury Funds' Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained, or will not by the Closing Date have been obtained) to which Mercury Funds, on behalf of each Acquired Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon an Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

          (i) Undisclosed Liabilities. Each Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statement of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since June 30, 2001, and those incurred in connection with the Reorganization. As of the Valuation Time, each Acquired Fund will advise the applicable Acquiring Fund in writing of all known liabilities, contingent or otherwise, existing or accrued as of such time.

          (j) Taxes. As of the Closing Date, Mercury Funds, on behalf of each Acquired Fund, has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it on or prior to the Closing Date, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it. All tax liabilities of each Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of an Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid for any period up to and including the taxable year in which the Closing Date occurs.

          (k) Assets. At both the Valuation Time and the Closing Date, Mercury Funds, on behalf of each Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Assets, free and clear of all Liens, except for Permitted Liens. At the Closing Date, subject only to the delivery of the Assets as contemplated by this Agreement, each Acquired Fund will have good and marketable title to the Assets, and H&W Funds, on behalf of each Acquiring Fund, will acquire all of the Assets, free and clear of all Liens, except for Permitted Liens.

          (l) Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by each Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) the approval of not less than a majority of the total votes cast at meetings of shareholders of each Acquired Fund by the holders of shares entitled to vote thereon, and (iii) the approval of the Board of Trustees of Mercury Funds, on behalf of each Acquired Fund.

          (m) N-14 Registration Statement. The registration statement filed, or to be filed, by H&W Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Funds and the prospectus of each Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to each Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by each Acquired Fund for use in the N-14 Registration Statement as provided in Section 5(f) hereof.

          (n) Capitalization. Under the Declaration of Trust of Mercury Funds,
     (i) Mercury HW Large Cap Value Fund and Mercury HW Small Cap Value Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into two classes designated Class I Shares and Class A Shares, (ii) Mercury HW Mid-Cap Value Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into four classes designated Class I Shares, Class A Shares, Class B Shares and Class C Shares, and (iii) Mercury HW Equity Fund for Insurance Companies is authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into a single class designated Investor Class Shares. All issued and outstanding shares of each Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for the right of Class B shares of Mercury HW Mid-Cap Value Fund to automatically convert to Class A shares approximately eight years after the purchase thereof, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating an Acquired Fund to issue any of its shares or securities convertible into its shares.

          (o) Books and Records. The books and records of each Acquired Fund made available to H&W Funds, on behalf of each Acquiring Fund, are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Funds.

          (p) Restriction on Sale of Corresponding Shares. Mercury Funds, on behalf of each Acquiring Fund, will not sell or otherwise dispose of any of the Corresponding Shares of the Acquiring Funds to be received in the Reorganization, except in distribution to the shareholders of each Acquired Fund.

4. Representations and Warranties of the Acquiring Funds.

     H&W Funds, on behalf of each Acquiring Fund, represents and warrants to, and agrees with, Mercury Funds, on behalf of each Acquired Fund, as follows:

          (a) Organization and Qualification. Each Acquiring Fund is a separate series of H&W Funds, a business trust duly formed, validly existing and in good standing in conformity with the laws of the State of Delaware. H&W Funds, on behalf of each Acquiring Fund, has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted.

          (b) Licenses. H&W Funds, on behalf of each Acquiring Fund, holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on an Acquiring Fund. H&W Funds is duly registered under the Investment Company Act as a diversified, open-end management investment company (File No. 811-10487), and such registration has not been revoked or rescinded and is in full force and effect. H&W Funds, on behalf of each Acquiring Fund, intends that each Acquired Fund will qualify for the special tax treatment afforded to RICs under Sections 851 - 855 of the Code both until consummation of the Reorganization and thereafter.

          (c) Authority. H&W Funds, on behalf of each Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement and to consummate the transactions contemplated hereby. The execution, delivery and performance of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary action of the Board of Trustees of H&W Funds. This Agreement constitutes a valid and binding obligation enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

          (d) Financial Statements. Each Acquired Fund has been furnished with an audited statement of assets and liabilities of the applicable Acquiring Fund, each as of October 17, 2001, said financial statements having been audited by PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of each Acquiring Fund as of the date and for the period referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

          (e) Prospectus and Statement of Additional Information. Each Acquired Fund has been furnished with the applicable Acquiring Fund Prospectus and the H&W Funds Statement of Additional Information, and the Prospectuses and Statements of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

          (f) Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of H&W Funds, on behalf of each Acquiring Fund, threatened against H&W Funds that could reasonably be expected to have a Material Adverse Effect on an Acquiring Fund. None of the Acquiring Funds has been charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on an Acquiring Fund.

          (g) Material Contracts. There are no material contracts outstanding to which H&W Funds, on behalf of each Acquiring Fund, is a party that have not been disclosed in the N-14 Registration Statement or which will not otherwise be disclosed to the Acquired Funds prior to the Valuation Time.

          (h) No Conflict. The execution and delivery of this Agreement by H&W Funds, on behalf of each Acquiring Fund, and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) H&W Funds' Agreement and Declaration of Trust or by-laws, each as in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which H&W Funds, on behalf of each Acquiring Fund, is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon an Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

          (i) Undisclosed Liabilities. Each Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on the Acquiring Fund's statement of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since October 17, 2001 and those incurred in connection with the Reorganization.

          (j) Taxes. At the Closing Date, H&W Funds, on behalf of each Acquiring Fund, will have no obligation to have filed any Federal, state or local tax returns. All tax liabilities of each Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of an Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid for any period up to and including the taxable year in which the Closing Date occurs.

          (k) Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by each Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) the approval of the Board of Trustees of the H&W Funds, on behalf of each Acquiring Fund.

          (l) N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meetings referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to each Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by each Acquiring Fund for use in the N-14 Registration Statement as provided in Section 5(f) hereof.

          (m) Capitalization. Under the Agreement and Declaration of Trust of H&W Funds, (i) Hotchkis and Wiley Large Cap Value Fund, Hotchkis and Wiley Mid-Cap Value Fund and

     Hotchkis and Wiley Small Cap Value Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest divided into four classes designated Class A, B, C and I Shares and (ii) Hotchkis and Wiley Equity Fund for Insurance Companies is authorized to issue an unlimited number of full and fractional shares of beneficial interest which is not divided into separate classes. All issued and outstanding shares of each Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights.

          (n) Corresponding Shares.

             (i) The Corresponding Shares to be issued by each Acquiring Fund to the applicable Acquired Fund and subsequently distributed by each Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of an Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

             (ii) At or prior to the Closing Date, the Corresponding Shares to be issued by each Acquiring Fund to the applicable Acquired Fund on the Closing Date will comply with the Blue Sky law filing requirements (if any) of each state in which sales of the Shares are made, and there are a sufficient number of Shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

5. Covenants of the Acquired Funds and the Acquiring Funds.

     (a) Special Shareholders' Meeting. Mercury Funds, on behalf of each Acquired Fund, agrees to call a special meeting of the shareholders of each Acquired Fund to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement, and it shall be a condition to the obligations of each of the parties hereto that the holders of at least a majority of the shares of each Acquired Fund entitled to vote thereon, shall have approved this Agreement at such meetings or prior to the Valuation Time.

     (b) Unaudited Financial Statements. Each Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Funds, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by each Acquiring Fund to the Acquired Fund pursuant to
Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of each Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of investments of each Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of each Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     (c) Share Ledger Records of H&W Funds. H&W Funds, on behalf of each Acquiring Fund, agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of each Acquired Fund in connection with the distribution of Corresponding Shares by each Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     (d) Conduct of Business. Mercury Funds, on behalf of the Acquired Funds, and H&W Funds, on behalf of the Acquiring Funds, agree to operate the businesses of each of the Funds in the ordinary course as presently conducted between the date hereof and the Closing Date.

     (e) Termination of Each Acquired Fund as Series of Mercury Funds. Mercury Funds agrees that following the consummation of the Reorganization, (i) it will terminate each Acquired Fund as a series of Mercury Funds in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law; and (ii) it will not make any distributions of any Corresponding Shares other than to the shareholders of each Acquired Fund and without first paying or adequately providing for the payment of all of each Acquired Fund's liabilities not assumed by the Acquiring Funds, if any.

     (f) Filing of N-l4 Registration Statement. H&W Funds will file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. Mercury Funds and H&W Funds agree that the Funds will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities laws.

     (g) Corresponding Shares. Each Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the applicable Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of each Acquired Fund in accordance with the terms hereof.

     (h) Tax Returns. Mercury Funds, with respect to each Acquired Fund, and H&W Funds, with respect to each Acquiring Fund, agree that by the Closing Date all of its Federal and other tax returns and reports, if any, required to be filed with respect to each Fund on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this provision, Mercury Funds, with respect to each Acquired Fund, and H&W Funds, with respect to each Acquiring Fund, agree that the Funds will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting, any audit or other proceeding in respect of taxes. Mercury Funds, with respect to each Acquired Fund, agrees to retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of an Acquired Fund for its taxable period first ending after the Closing Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding.

     (i) Combined Proxy Statement and Prospectus Mailing. Mercury Funds, on behalf of each Acquired Fund, agrees to mail to each shareholder of record of each Acquired Fund entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     (j) Confirmation of Tax Basis. Mercury Funds, on behalf of each Acquired Fund, will deliver to H&W Funds, on behalf of each Acquiring Fund, on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to H&W Funds, on behalf of each Acquiring Fund, hereunder.

     (k) Shareholder List. As soon as practicable after the close of business on the Closing Date, Mercury Funds, on behalf of each Acquired Fund, shall deliver to H&W Funds, on behalf of each Acquiring Fund, a list of the names and addresses of all of the shareholders of record of each Acquired Fund on the Closing Date and the number of shares of each Acquired Fund owned by each such shareholder as of such date.

     (l) The Acquiring Funds' Continued Existence. Following the consummation of the Reorganization, H&W Funds, with respect to each Acquiring Fund, expects, and agrees to use all reasonable efforts, to stay in existence and continue its business as an open-end management investment company registered under the Investment Company Act.

6. Closing Date.

     The closing of the transactions contemplated by this Agreement shall be at the offices of Gardner, Carton & Douglas at 321 N. Clark Street, Chicago, Illinois on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Acquired Funds and the Acquiring

Funds. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, each Acquired Fund shall cause such Assets to be transferred to the applicable Acquiring Fund's custody account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

7. The Acquired Funds Conditions.

     The obligations of Mercury Funds, with respect to each Acquired Fund, hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for Mercury Funds, on behalf of each Acquired Fund, only and may be waived, in whole or in part, by Mercury Funds, on behalf of an Acquired Fund, at any time in its sole discretion.

          (a) Representations and Warranties. The representations and warranties of H&W Funds, on behalf of each Acquiring Fund, made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

          (b) Performance. H&W Funds and each Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

          (c) Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the total votes cast at meetings of shareholders of each Acquired Fund by the holders of shares entitled to vote thereon.

          (d) Approval of Board of Trustees of H&W Funds. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of H&W Funds, on behalf of each Acquiring Fund.

          (e) Deliveries by the Acquiring Funds. At or prior to the Closing Date, H&W Funds, on behalf of the Acquiring Funds, shall deliver to Mercury Funds, on behalf of the Acquired Funds, against receipt of the Assets in accordance with Section 2(a) hereof, the following:

             (i) a certificate executed by the President (or a Vice President) and the Treasurer of H&W Funds, on behalf of each Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), and (f) have been fulfilled;

             (ii) RESERVED

             (iii) an opinion of Gardner, Carton & Douglas ("GC&D"), as counsel to H&W Funds, dated as of the Closing Date, in form and substance satisfactory to Mercury Funds, on behalf of each Acquired Fund, as to the matters set forth below: (a) the Agreement has been duly authorized, executed and delivered by an authorized officer of H&W Funds and constitutes a valid and binding obligation of H&W Funds enforceable against H&W Funds in accordance with its terms, except to the extent that enforcement thereof may be limited by bankruptcy, insolvency, reorganization, moratorium, or similar laws of general application relating to or affecting the enforcement of the rights of creditors or by equitable principles, regardless of whether enforcement is sought in a proceeding in equity or at law; (b) the execution and delivery of the Agreement by H&W Funds and the consummation of the transactions contemplated thereby will not violate any agreement that has been identified to counsel by an officer of H&W Funds to which H&W Funds is a party or by which H&W Funds is bound; (c) to such counsel's knowledge, no consent, approval, authorization or order of any Person is required for the consummation by H&W Funds of the Reorganization, except such as have been obtained under the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder and any applicable state securities laws (the latter as to which such counsel expresses no opinion); (d) the N-14 Registration Statement has become effective under the Securities Act and, to such counsel's knowledge, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the Securities Act, and the N-14 Registration Statement (excluding the financial statements and other financial and statistical data, as to which such counsel expresses no opinion), insofar as it relates to H&W Funds and the transactions contemplated by the Agreement, as of its effective date, appears on its face to be appropriately responsive in all material respects to the requirements of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder; and (e) such counsel does not know of any federal statutes, legal or governmental proceedings or contracts or other documents applicable to H&W Funds or to the Reorganization of a character required to be described in the N-14 Registration Statement that are not described therein or, if required to be filed, filed as required. Such opinion may state that it is solely for the benefit of Mercury Funds. Such opinion also shall state that (AA) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement, nothing has come to their attention that would lead them to believe that, on its effective date, the N-14 Registration Statement, including the prospectus included therein, insofar as it relates to each Acquiring Fund, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (BB) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to H&W Funds contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, GC&D may state that it is relying on certificates of officers of H&W Funds and of Hotchkis and Wiley Capital Management, LLC with regard to matters of fact, and that it is not opining as to any matters under Delaware law, as to which Morris, Nichols, Arsht & Tunnell ("MNA&T") shall provide an opinion, and that to the extent the opinions set forth in clauses (a), (b) or (c) are premised on matters of Delaware law, it is relying on such opinion of MNA&T.

             (iv) an opinion of MNA&T as special Delaware counsel to H&W Funds, dated as of the Closing Date, in form and substance satisfactory to Mercury Funds, on behalf of each Acquired Fund, as to the matters set forth below: (a) H&W Funds is a trust validly existing and in good standing in conformity with the laws of the State of Delaware; (b) the Corresponding Shares to be issued by H&W Funds to Mercury Funds and subsequently distributed by Mercury Funds to the shareholders of each Acquired Fund as provided for by the Agreement, when issued and delivered pursuant to the Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights to the extent provided pursuant to H&W Funds' Agreement and Declaration of Trust and By-laws, and no shareholder of H&W Funds will have any preemptive right of subscription or purchase in respect thereof (pursuant to H&W Funds' Agreement and Declaration of Trust, or the By-laws of H&W Funds); (c) Hotchkis and Wiley Large Cap Value Fund, Hotchkis and Wiley Mid-Cap Value Fund, Hotchkis and Wiley Small Cap Value Fund and Hotchkis and Wiley Equity Fund for Insurance Companies have each been duly established as a separate series of H&W Funds pursuant to H&W Funds' Agreement and Declaration of Trust; (d) the execution and delivery of the Agreement by H&W Funds, on behalf of each Acquiring Fund, and the consummation of the transactions contemplated thereby have been duly authorized by all requisite action of the Trustees of H&W Funds and, to the extent Delaware law applies, the Agreement has been duly and validly executed by H&W Funds; (e) the execution and delivery of the Agreement by H&W Funds and the consummation of the transactions contemplated thereby do not violate any material provision of Delaware law applicable to business trusts generally or H&W Funds' Agreement and Declaration of Trust or By-laws, each as in effect on the date of the Agreement; and (f) to the best of such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Delaware state court or governmental authority, is required under Delaware law for the consummation by H&W Funds of the Reorganization. Such opinion may state that it is solely for the benefit of Mercury Funds; provided that GC&D shall be permitted to rely on such opinion for purposes of its opinion as set forth in the preceding paragraph. In giving the opinion set forth above, MNA&T may state that it is relying on certificates of officers of H&W Funds with regard to matters of fact and certain certificates and written statements of government officials with respect to the organization, existence and good standing of H&W Funds and the Acquiring Funds.

             (v) an opinion of GC&D, counsel to H&W Funds and special tax counsel to Mercury Funds, in form and substance satisfactory to Mercury Funds, on behalf of each Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the respective Acquiring Fund in return solely for the applicable Corresponding Shares and the assumption by the respective Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the respective Acquired Fund and the respective Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the respective Acquired Fund as a result of the asset transfer solely in return for the applicable Corresponding Shares and the assumption by the respective Acquiring Fund of the Assumed Liabilities or on the distribution of the applicable Corresponding Shares to the respective Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the respective Acquiring Fund on the receipt of the Assets in return for the applicable Corresponding Shares and the assumption by the respective Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of an Acquired Fund on the receipt of the applicable Corresponding Shares in return for their shares of the respective Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of an Acquiring Fund will be the same as the tax basis of such Assets in the hands of the respective Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the respective Acquired Fund surrendered in return therefore;
        (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the respective Acquired Fund exchanged therefore; provided, that such Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, an Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the respective Acquired Fund; and (ix) pursuant to Section 381(a) of the Code and regulations thereunder, an Acquiring Fund will succeed to and take into account certain tax attributes of the respective Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

             (vi) RESERVED

          (f) No Adverse Change. There shall have occurred no material adverse change in the financial position of each Acquiring Fund since October 17, 2001.

          (g) Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

          (h) Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to Mercury Funds, on behalf of each Acquired Fund, and its counsel, and Mercury Funds, on behalf of each Acquired Fund, and its counsel shall have received all such counterpart originals or certified or other copies of such documents as Mercury Funds or its counsel may reasonably request.

          (i) N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Mercury Funds, contemplated by the Commission.

          (j) Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under
     Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of an Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

8. The Acquiring Funds Conditions.

     The obligations of H&W Funds, with respect to each Acquiring Fund, hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for H&W Funds, on behalf of each Acquiring Fund, only and may be waived, in whole or in part, by H&W Funds, on behalf of each Acquired Fund, at any time in its sole discretion.

          (a) Representations and Warranties. The representations and warranties of Mercury Funds, on behalf of each Acquired Fund, made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

          (b) Performance. Mercury Funds and each Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

          (c) Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of the holders of a majority of the total votes cast at meetings of shareholders of each Acquired Fund by the holders of shares entitled to vote thereon.

          (d) Approval of Board of Trustees of Mercury Funds. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of Mercury Funds, on behalf of each Acquired Fund.

          (e) Deliveries by the Acquired Funds. At or prior to the Closing Date, Mercury Funds, on behalf of the Acquired Funds, shall deliver to H&W Funds, on behalf of the Acquiring Funds, against the assumption by the Acquiring Funds of the Assumed Liabilities and the receipt of the Corresponding Shares in accordance with Sections 2(b) and (c) hereof, respectively, the following:

             (i) a certificate executed by the President (or a Vice President) and the Treasurer of Mercury Funds, on behalf of each Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c) and (f) have been fulfilled;

             (ii) the unaudited financial statements of each Acquired Fund required by Section 5(b) hereof;

             (iii) an opinion of GC&D, as counsel to Mercury Funds, dated as of the Closing Date, in form and substance satisfactory to H&W Funds, on behalf of each Acquiring Fund, as to the matters set forth below: (a) to such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by Mercury Funds, on behalf of each Acquired Fund, of the Reorganization, except for such as have been obtained from the Board of Trustees and shareholders of Mercury Funds and under the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and applicable state securities laws (as to which such counsel expresses no opinion); (b) the proxy statement of Mercury Funds contained in the N-14 Registration Statement (excluding the financial statements and other financial and statistical data, as to which such counsel expresses no opinion), insofar as it relates to Mercury Funds and the transactions contemplated by the Agreement, as of its effective date, appears on its face to be appropriately responsive in all material respects to the requirements of the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder; (c) such counsel does not know of any federal statutes, legal or governmental proceedings or contracts or other documents applicable to Mercury Funds or to the Reorganization of a character required to be described in the N-14 Registration Statement that are not described therein or, if required to be filed, filed as required; (d) the execution and delivery of the Agreement by Mercury Funds and the consummation of the transactions contemplated thereby will not contravene or constitute a default under or violation of any agreement or contract filed as an exhibit to the currently effective registration statement on Form N-1A of Mercury Funds (or require the consent of any Person under any agreement or contract known to such counsel that has not been obtained), except where such contravention, default or violation would not have a Material Adverse Effect on Mercury Funds; and
        (e) the Agreement has been duly authorized, executed and delivered by an authorized officer of Mercury Funds and constitutes a valid and binding obligation of Mercury Funds enforceable against Mercury Funds in accordance with its terms, except to the extent that enforcement thereof may be limited by bankruptcy, insolvency, reorganization, moratorium, or similar laws of general application relating to or affecting the enforcement of the rights of creditors or by equitable principles, regardless of whether enforcement is sought in a proceeding in equity or at law. Such opinion may state that it is solely for the benefit of H&W Funds. Such opinion also shall state that (AA) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement, nothing has come to their attention that would lead them to believe that, on its effective date, the N-14 Registration Statement, including the proxy statement included therein, insofar as it relates to each Acquired Fund, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (BB) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to Mercury Funds contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, GC&D may state that it is relying on certificates of officers of Mercury Funds and of Fund Asset Management, L.P. with regard to matters of fact, and that it is not opining as to any matters under Massachusetts law, as to which Sullivan & Worcester LLP ("S&W") shall provide an opinion, and that to the extent the opinions set forth in clauses (d) or (e) are premised on matters of Massachusetts law, it is relying on such opinion of S&W.

             (iv) an opinion of S&W as special Massachusetts counsel to Mercury Funds, dated as of the Closing Date, in form and substance satisfactory to H&W Funds, on behalf of each Acquiring Fund, as to the matters set forth below: (a) Mercury Funds is a trust with transferable shares of beneficial interest validly existing under the laws of the Commonwealth of Massachusetts; (b) Mercury HW Large Cap Value Fund, Mercury HW Mid-Cap Value Fund, Mercury HW Small Cap Value Fund and Mercury HW Equity Fund for Insurance Companies have each been duly established as separate portfolios of the assets of Mercury Funds pursuant to Mercury Funds' Declaration of Trust; (c) the execution and delivery of the Agreement by

        Mercury Funds, on behalf of each Acquired Fund, and the consummation of the transactions contemplated thereby have been duly authorized by all requisite action of the shareholders of each Acquired Fund and the Trustees of Mercury Funds and, to the extent Massachusetts law applies, the Agreement has been duly and validly executed by Mercury Funds; (d) the execution and delivery of the Agreement by Mercury Funds and the consummation of the transactions contemplated thereby do not violate any material provision of Massachusetts law applicable to business trusts generally or Mercury Funds' Declaration of Trust or by-laws, each as amended and in effect on the date of the Agreement; and (e) to the best of such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Massachusetts state court or governmental authority, is required under Massachusetts law for the consummation by Mercury Funds of the Reorganization, except (i) a filing with the Secretary of the Commonwealth of Massachusetts to terminate each Acquired Fund, (ii) such as have been obtained from the Board of Trustees and shareholders of Mercury Funds and (iii) such as may be required under Massachusetts state securities law, about which such counsel expresses no opinion. Such opinion is solely for the benefit of H&W Funds; provided that GC&D shall be permitted to rely on such opinion for purposes of its opinion as set forth in the preceding paragraph. In giving the opinion set forth above, S&W may state that it is relying on certificates of officers of Mercury Funds with regard to matters of fact and certain certificates and written statements of government officials with respect to the valid existence of Mercury Funds.

             (v) an opinion of GC&D, as counsel to H&W Funds and special tax counsel to Mercury Funds, in form and substance satisfactory to H&W Funds, with respect to the matters specified in Section 7(e)(v) hereof.

             (vi) a letter from Ernst & Young LLP, dated the Closing Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of each Acquired Fund for the period ended June 30, 2001 (which returns originally were prepared and filed by Mercury Funds), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of each Acquired Fund for the period covered thereby; and that for the period from July 1, 2001, to and including the Closing Date and for any taxable year of an Acquired Fund ending upon the termination of that Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from July 1, 2001, to and including the Closing Date and for any taxable year of an Acquired Fund ending upon the termination of that Acquired Fund or that each Acquired Fund would not continue to qualify as a regulated investment company for Federal income tax purposes.

             (vii) RESERVED.

          (f) No Adverse Change. There shall have occurred no material adverse change in the financial position of each Acquired Fund since June 30, 2001, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities, each in the ordinary course of business relating to changes in the economy or securities markets in general.

          (g) Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

          (h) Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to H&W Funds, on behalf of each Acquiring Fund, and its counsel, and H&W Funds, on behalf of each Acquiring Fund, and its counsel shall have received all such counterpart originals or certified or other copies of such documents as H&W Funds or its counsel may reasonably request.

          (i) N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of H&W Funds, contemplated by the Commission.

          (j) Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under
     Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of an Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

          (k) Dividends. Prior to the Closing Date, Mercury Funds, on behalf of each Acquired Fund, shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9. Termination, Postponement and Waivers.

     (a) Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Funds) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date

          (i) by the Acquired Funds or the Acquiring Funds if:

             (1) the Board of Trustees of Mercury Funds, on behalf of each Acquired Fund, and the Board of Trustees of H&W Funds, on behalf of each Acquiring Fund, so mutually agree in writing;

             (2) a material breach occurs by the other of any representation, warranty or covenant contained herein to be performed at or prior to the Closing Date; or

             (3) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided, that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

          (ii) by the Acquired Funds if any condition of the Acquired Funds' obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

          (iii) by the Acquiring Funds if any condition of the Acquiring Funds' obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     (b) Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of Mercury Funds and the Board of Trustees of H&W Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of each Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Funds to the Acquired Funds in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Funds prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless Mercury Funds promptly shall call special meetings of shareholders of each Acquired Fund at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     (c) Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either Mercury Funds, on behalf of each Acquired Fund, or H&W Funds, on behalf of each Acquiring Fund, or Persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) Waivers. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken.

10. Other Matters.

     (a) Legend. Pursuant to Rule 145 under the Securities Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), the Acquiring Funds will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

     THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO HOTCHKIS AND WILEY FUNDS (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the transfer agent of H&W Funds with respect to such shares. Mercury Funds, on behalf of each Acquired Fund, will provide each Acquiring Fund on the Closing Date with the name of any shareholder of an Acquired Fund who is, to the knowledge of the Acquired Fund, an affiliate of the Acquired Fund on such date.

     (b) Obligations. It is expressly agreed that the obligations of Mercury Funds, on behalf of each Acquired Fund, hereunder shall not be binding upon its Trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the trust property of Mercury Funds as provided in the Mercury Funds' Declaration of Trust, as amended. The execution and delivery of this Agreement has been authorized by the Trustees of Mercury Funds and signed by authorized officers of Mercury Funds, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose liability on any of them personally, but shall bind only the trust property of Mercury Funds, as provided in the Mercury Funds' Declaration of Trust, as amended.

     (c) Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     (d) Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to Mercury Funds, on behalf of the Acquired Funds, or H&W Funds, on behalf of the Acquiring Funds, as applicable, at the addresses set forth below.

        If to the Acquired Funds, to:

           Merrill Lynch Investment Managers, L.P.
           800 Scudders Mill Road
           Plainsboro, New Jersey 08536
           Attention: Phillip S. Gillespie, Secretary

        If to the Acquiring Funds, to:

           725 South Figueroa Street, 39th Floor
           Los Angeles, California 90017
           Attention: Nancy D. Celick, President

        With a copy to:

           Gardner, Carton & Douglas
           321 North Clark Street, Suite 3400
           Chicago, Illinois 60610-4795
           Attention: Karin J. Flynn

     (e) Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     (f) Amendment. This Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     (g) Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     (h) Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect.

     (i) Fees and Expenses. With respect to expenses incurred in connection with the Reorganization, (i) Hotchkis and Wiley Capital Management, LLC has agreed to pay all Reorganization expenses incurred which are directly attributable to the Acquiring Funds and the conduct of their business, including the costs of printing sufficient copies of the prospectuses to accompany the proxy statement and prospectus, in connection with the N-14 Registration Statement, (ii) Merrill Lynch Investment Managers, L.P. shall pay all expenses incurred which are directly attributable to the Acquired Funds and the conduct of their business, including the expenses incurred in preparing, printing and mailing the proxy materials to be utilized in connection with the special meetings of each Acquired Fund's shareholders and the expenses related to the solicitation of proxies to be voted at such meeting and (iii) Merrill Lynch Investment Managers, L.P. and Hotchkis and Wiley Capital Management, LLC shall pay all other expenses incurred in connection with the Reorganization equally, including, but not limited to, expenses in connection with obtaining an opinion of counsel with respect to the tax consequences of the Reorganization, the preparation of the Agreement, legal fees, transfer agent fees and audit fees.

     (j) Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     (k) Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     (l) Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                          MERCURY HW FUNDS

                                          By:      /s/ TERRY K. GLENN
                                            ------------------------------------
                                              Name: Terry K. Glenn
                                              Title: President

ATTEST:

By:    /s/ PHILLIP S. GILLESPIE
    ----------------------------------
    Name: Phillip S. Gillespie
    Title: Secretary

                                          HOTCHKIS AND WILEY FUNDS

                                          By:      /s/ NANCY D. CELICK
                                            ------------------------------------
                                              Name: Nancy D. Celick
                                              Title: President

ATTEST:

By:    /s/ RICHARD H. BLANK, JR.
    ----------------------------------
    Name: Richard H. Blank, Jr.
    Title: Secretary

                                                                      EXHIBIT II

                                  MERCURY FUND
                                    FORM OF
                         INVESTMENT ADVISORY AGREEMENT

     AGREEMENT made this      day of             , 2001, by and between MERCURY
HW FUNDS, a Massachusetts business trust (the "Trust"), on behalf of the Mercury
HW        Fund (the "Fund"), and HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC (the
"Advisor").

                                  WITNESSETH:

     WHEREAS, the Trust has been organized and operates as an investment company registered under the Investment Company Act of 1940 ("1940 Act") and is currently comprised of eight series, one of which is the Fund; and each series engages in the business of investing and reinvesting its assets; and

     WHEREAS, the Advisor is a registered investment adviser under the Investment Advisers Act of 1940 and engages in the business of providing investment advisory services; and

     WHEREAS, the Trust's Board of Trustees, including a majority of the Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, and the Fund's shareholders have approved this Agreement;

     NOW, THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

1. In General

     The Advisor agrees, all as more fully set forth herein, to act as managerial investment advisor to the Trust with respect to the investment of the assets of the Fund and to supervise and arrange the purchase and sale of securities held in the portfolio of the Fund.

2. Duties and Obligations of the Advisor with respect to Investment of Assets of the Fund

     (a) Subject to the succeeding provisions of this section and subject to the direction and control of the Board of Trustees of the Trust, the Advisor shall:

          (i) Decide what securities or other assets shall be purchased or sold by the Trust with respect to the Fund and when; and

          (ii) Arrange for the purchase and the sale of securities or other assets held in the portfolio of the Fund by placing purchase and sale orders for the Trust with respect to the Fund.

     (b) Any investment purchases or sales made by the Advisor shall at all times conform to, and be in accordance with, any requirements imposed by: (1) the provisions of the 1940 Act and of any rules or regulations in force thereunder; (2) any other applicable provisions of law; (3) the provisions of the Declaration of Trust and By-Laws of the Trust as amended from time to time;
(4) any policies and determinations of the Board of Trustees of the Trust; and
(5) the fundamental policies of the Trust relating to the Fund, as reflected in the Trust's Registration Statement under the 1940 Act, or as amended by the shareholders of the Fund.

     (c) The Advisor shall give the Trust the benefit of its best judgment and effort in rendering services hereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security whether or not such purchase, sale or retention shall have been based on its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. Nothing herein contained shall, however, be construed to protect the Advisor against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

     (d) Nothing in this Agreement shall prevent the Advisor or any affiliated person (as defined in the 1940 Act) of the Advisor from acting as investment advisor or manager and/or principal underwriter for any other person, firm or corporation and shall not in any way limit or restrict the Advisor or any such affiliated person from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Advisor expressly represents that it will undertake no activities which, in its judgment, will adversely affect the performance of its obligations to the Trust under this Agreement.

     (e) It is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein. The Trust may indemnify the Advisor to the full extent permitted by the Trust's Declaration of Trust.

3. Broker-Dealer Relationships

     The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Trust. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

4. Allocation of Expenses

     The Advisor agrees that it will furnish the Trust, at the Advisor's expense, with all office space and facilities, and equipment and clerical personnel necessary for carrying out its duties under this Agreement. The Advisor (or an affiliate thereof) will also pay all compensation of all Trustees, officers and employees of the Trust who are affiliated persons of the Advisor. All operating costs and expenses relating to the Fund not expressly assumed by the Advisor under this Agreement shall be paid by the Trust from the assets of the Fund, as applicable, including, but not limited to (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trust's Trustees other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Trust's custodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of the Fund's shares, including issuance on the payment of, or reinvestment of, dividends;
(viii) fees and expenses incident to the registration under Federal securities laws of the Trust or the shares of the Fund and the cost of notice filings under state securities law; (ix) expenses of preparing, printing and mailing reports and notices and proxy materials to shareholders of the Fund; (x) all other expenses incident to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto; and (xiii) all expenses which the Trust or the Fund agree to bear in any distribution agreement or in any plan adopted by the Trust and/or the Fund pursuant to Rule 12b-1 under the 1940 Act.

5. Compensation of the Advisor

     The Trust agrees to pay the Advisor and the Advisor agrees to accept as full compensation for all services rendered by the Advisor hereunder, an annual management fee, payable monthly and computed on the value of the average net assets of the Fund as of the close of business each business day, at the annual rate of .75%.

     [For the Mercury HW Equity Fund for Insurance Companies, substitute the following paragraph:

     The Trust agrees to pay the Advisor and the Advisor agrees to accept as full compensation for all services rendered by the Advisor hereunder, an annual management fee, payable monthly and computed on the value of the average net assets of the Fund as of the close of business each business day, at the annual rate of .60 of 1% of the first $10 million of such average net assets and .50 of 1% of such net assets in excess of $10 million; provided, however, that no fee will be paid on any portion of such net assets that are invested in another investment company for which the Advisor serves as the investment advisor.]

6. Duration and Termination

     (a) This Agreement shall go into effect on the date hereof and shall, unless terminated as hereinafter provided, continue in effect until
            , 2003, and thereafter from year to year, but only so long as such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the vote of a majority of the Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a "majority" (as so defined) of the outstanding voting securities of the Fund and by such a vote of the Trustees.

     (b) This Agreement may be terminated by the Advisor at any time without penalty upon giving the Trust sixty (60) days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust at any time without penalty upon giving the Advisor sixty (60) days' written notice (which notice may be waived by the Advisor), provided that such termination by the Trust shall be directed or approved by the vote of a majority of all of its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of the voting securities of the Fund at the time outstanding and entitled to vote. This Agreement shall automatically terminate in the event of its assignment (as so defined).

     IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by duly authorized persons and their seals to be hereunto affixed, all as of the day and year first above written.

                                          MERCURY HW FUNDS

                                          By
                                            ------------------------------------

ATTEST:

------------------------------------------------------

                                          HOTCHKIS AND WILEY
                                          CAPITAL MANAGEMENT, LLC

                                          By
                                            ------------------------------------

ATTEST:

------------------------------------------------------

                                                                     EXHIBIT III

                  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND
                 RECORD OWNERS OF SHARES OF THE ACQUIRED FUNDS

     The following tables provide information about the persons or entities who, to the knowledge of Mercury Fund, owned beneficially or of record 5% or more of any class of any Acquired Fund's outstanding shares as of October 17, 2001:

ACQUIRED FUNDS

                                                                                                 PERCENTAGE
                                                                  PERCENTAGE                       OF FUND
              NAME                        ADDRESS                  OF CLASS                    (NAME OF FUND)
              ----                        -------                 ----------                   --------------
Northern States Power Company      800 Scudders Mill Road      37.09% of Class I      37.09% of Mercury Large Cap Fund
  Employee Retirement Savings      Plainsboro, NJ 08536
  Plan
Merrill Lynch Trust Company        800 Scudders Mill Road      6.76% of Class I        6.76% of Mercury Large Cap Fund
  Trustee FBO MLSIP                Plainsboro, NJ 08536
OLM ZORG c/o Achmea Investments    800 Scudders Mill Road      6.21% of Class I        6.21% of Mercury Large Cap Fund
                                   Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      29.14% of Class I       19.61% of Mercury Mid-Cap Fund
  Trustee FBO MLSIP                Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      14.39% of Class I        9.68% of Mercury Mid-Cap Fund
  Trustee FBO MLRAP Plan           Plainsboro, NJ 08536
Chelsea Lumber Company             800 Scudders Mill Road      71.54% of Class A        7.20% of Mercury Mid-Cap Fund
  Retirement Profit Sharing Plan   Plainsboro, NJ 08536
Contress Industries, Inc.          800 Scudders Mill Road      9.21% of Class C         0.75% of Mercury Mid-Cap Fund
                                   Plainsboro, NJ 08536
David Park and                     800 Scudders Mill Road      14.81% of Class A       0.03% of Mercury Small Cap Fund
  Clara Clairborne Park            Plainsboro, NJ 08536
  JTWROS
David R. Rummell MD Inc.           800 Scudders Mill Road      14.41% of Class A       0.03% of Mercury Small Cap Fund
  Retirement Trust Fund FBO        Plainsboro, NJ 08536
  David R. Rummell
Ms. Judith A. Sharp IRA            800 Scudders Mill Road      13.20% of Class A       0.03% of Mercury Small Cap Fund
                                   Plainsboro, NJ 08536
Tim Robinson IRRA                  800 Scudders Mill Road      8.28% of Class A        0.02% of Mercury Small Cap Fund
                                   Plainsboro, NJ 08536
Mrs. Denise A. Dynl IRA            800 Scudders Mill Road      6.67% of Class A        0.02% of Mercury Small Cap Fund
                                   Plainsboro, NJ 08536
Jason Gilbert                      800 Scudders Mill Road      6.63% of Class A        0.02% of Mercury Small Cap Fund
                                   Plainsboro, NJ 08536
Thomas Hanlon Associates           800 Scudders Mill Road      5.87% of Class A        0.01% of Mercury Small Cap Fund
  FBO Thomas W. Hanlon             Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      18.11% of Class I      18.07% of Mercury Small Cap Fund
  Trustee FBO MLSIP                Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      12.96% of Class I      12.93% of Mercury Small Cap Fund
  Trustee FBO KMPG 401(k) Plan     Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      6.53% of Class I        6.52% of Mercury Small Cap Fund
  Trustee FBO MLRAP Plan           Plainsboro, NJ 08536
Merrill Lynch Trust Company        800 Scudders Mill Road      5.88% of Class I        5.87% of Mercury Small Cap Fund
  Trustee FBO KMPG                 Plainsboro, NJ 08536
  Consulting Inc. 401(k) Plan
Prudential Insurance Company       800 Scudders Mill Road  100.00% of Investor Class    100.00% of Mercury Insurance
                                   Plainsboro, NJ 08536                                         Company Fund

                                      III-1

                            ------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                            ------------------------

                            HOTCHKIS AND WILEY FUNDS
                     725 SOUTH FIGUEROA STREET, 39TH FLOOR
                         LOS ANGELES, CALIFORNIA 90017

                                MERCURY HW FUNDS
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement and Prospectus of Mercury HW Funds ("Mercury Fund") and Hotchkis and Wiley Funds ("HW Fund") dated October 26, 2001 (the "Proxy Statement and Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling HW Fund at 1-866-HW-FUNDS, or by writing to HW Fund at the above address. This Statement of Additional Information has been incorporated by reference into the Proxy Statement and Prospectus.

     Further information about HW Fund is contained in and incorporated by reference to its Statement of Additional Information, dated October 23, 2001, which is incorporated by reference into and accompanies this Statement of Additional Information.

     The Commission maintains a web site (http://www.sec.gov) that contains the prospectuses and statements of additional information of each of Mercury Fund and HW Fund, other material incorporated by reference herein, and other information regarding Mercury Fund and HW Fund.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
General Information.........................................   1
Financial Statements........................................   1

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS OCTOBER 26, 2001

                              GENERAL INFORMATION

     The shareholders of Mercury HW Large Cap Value Fund, Mercury HW Small Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Equity Fund for Insurance Companies (together, the "Acquired Funds") are being asked to approve the acquisition by HW Fund on behalf of the Hotchkis and Wiley Large Cap Value Fund, HW Fund on behalf of the Hotchkis and Wiley Small Cap Value Fund, HW Fund on behalf of the Hotchkis and Wiley Mid-Cap Value Fund and HW Fund on behalf of the Hotchkis and Wiley Equity Fund for Insurance Companies, respectively, of substantially all of the assets, and the assumption by such respective Funds of substantially all of the liabilities, of the Acquired Funds in return solely for an equal aggregate net asset value of newly-issued shares of the respective Funds of HW Fund (the "Reorganization"). HW Fund is an open-end management investment company organized as a Delaware business trust. A Special Meeting of Shareholders of the Acquired Funds to consider the Reorganization will be held at 725 South Figueroa Street, 39th Floor, Los Angeles, California, 90017 on December 7, 2001 at 10:00 a.m., Pacific time.

     For detailed information about the Reorganization, shareholders of Mercury Fund should refer to the Proxy Statement and Prospectus. For further information about HW Fund, shareholders should refer to HW Fund's Statement of Additional Information, dated October 23, 2001, which accompanies this Statement of Additional Information and is incorporated by reference herein.

                              FINANCIAL STATEMENTS

MERCURY FUND

     Audited financial statements and accompanying notes for the fiscal year ended June 30, 2001, and the independent auditor's reports thereon, dated August 10 or August 13, 2001, of Mercury HW Large Cap Value Fund, Mercury HW Small Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Equity Fund for Insurance Companies are incorporated herein by reference from the respective Mercury Fund's Annual Report to Shareholders.

                                        1